     As filed with the Securities and Exchange Commission on June 23, 2008
                                              File Nos. 333-92935 and 811-09729
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                     Post-Effective Amendment No. 147                       [X]
                                  and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                            Amendment No. 147                               [X]
                     (Check appropriate box or boxes)

                               -----------------

                                 iShares Trust
              (Exact Name of Registrant as Specified in Charter)

                               -----------------

                    c/o State Street Bank and Trust Company
                             200 Clarendon Street
                               Boston, MA 02116
               (Address of Principal Executive Office)(Zip Code)

      Registrant's Telephone Number, including Area Code: (415) 597-2000

                         The Corporation Trust Company
                              1209 Orange Street
                             Wilmington, DE 19801
                    (Name and Address of Agent for Service)

                               -----------------

                                With Copies to:

  MARGERY K. NEALE, ESQ.      BENJAMIN J. HASKIN, ESQ.         KEVIN D. SMITH, ESQ.
WILLKIE FARR & GALLAGHER LLP WILLKIE FARR & GALLAGHER LLP BARCLAYS GLOBAL INVESTORS, N.A.
    787 SEVENTH AVENUE            1875 K STREET, NW              400 HOWARD STREET
  NEW YORK, NY 10019-6099     WASHINGTON, DC 20006-1238       SAN FRANCISCO, CA 94105

   It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] On (date) pursuant to paragraph (b)

[_] On (date) pursuant to paragraph (a)(1)

[_] On (date) pursuant to paragraph (a)(2)

   If appropriate, check the following box:

[_] The post-effective amendment designates a new effective date for a previously filed post-effective amendment

================================================================================

[GRAPHIC APPEARS HERE]

                        iSHARES(Reg. TM) S&P GLOBAL TIMBER & FORESTRY INDEX FUND
                                                      Prospectus - June 23, 2008

The Securities and Exchange Commission ("SEC") has not approved

[GRAPHIC APPEARS HERE]

or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

iShares(Reg. TM)
iShares Trust (the "Trust") is a registered investment company that consists of more than 130 separate investment portfolios called funds. This Prospectus relates to the following fund:

     iShares S&P Global Timber & Forestry Index Fund (the "Fund").

CUSIP: 464288174
TRADING SYMBOL: WOOD
UNDERLYING INDEX: S&P Global Timber & Forestry Index

The Fund issues and redeems shares at their net asset value ("NAV") only in blocks of 30,000 shares or multiples thereof ("Creation Units"). Only certain large institutional investors known as "Authorized Participants" may purchase or redeem Creation Units directly with the Fund at NAV. These transactions are usually in exchange for a basket of securities similar to the Fund's portfolio and an amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES OF THE FUND ARE NOT REDEEMABLE SECURITIES. SHAREHOLDERS WHO ARE NOT AUTHORIZED PARTICIPANTS MAY NOT REDEEM SHARES DIRECTLY FROM THE FUND AT NAV.

iShares(Reg. TM) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                         PROSPECTUS DATED JUNE 23, 2008

Table of Contents

  Introduction ..................   1
  Investment Objective ..........   1
  Principal Investment              1
  Strategies
  Principal Risks ...............   2
  Portfolio Holdings Information    6
  Performance Information .......   6
  Fees and Expenses .............   6
  Management ....................   6
  Shareholder Information .......   7
  Distribution ..................  12
  Financial Highlights ..........  12
  Index Provider ................  12
  Disclaimers ...................  13

"Standard & Poor's(Reg. TM)," "S&P(Reg. TM)" and "S&P Global Timber & Forestry IndexTM" are trademarks of Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) licensed for use for certain purposes by BGI.

Introduction
This Prospectus contains important information about investing in the Fund. Please read this Prospectus carefully before you make any investment decisions. Additional information regarding the Fund is available at www.iShares.com.

Barclays Global Fund Advisors ("BGFA") is the investment adviser to the Fund. Shares of the Fund are listed and trade at market prices on The NASDAQ Stock Market LLC ("NASDAQ"). The market price for a share of the Fund may be different from the Fund's most recent NAV per share. The Fund has its own CUSIP number and exchange trading symbol.

The Fund is an exchange traded fund (commonly referred to as an "ETF"). ETFs are funds that trade like other publicly traded securities and are designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents a partial ownership in an underlying portfolio of securities intended to track a market index. Unlike shares of a mutual fund, which can be bought and redeemed from the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be purchased or redeemed directly from the Fund at NAV solely by Authorized Participants. Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

The Fund invests in a particular segment of the securities markets and seeks to track the performance of a securities index that generally is not representative of the market as a whole. The Fund is designed to be used as part of broader asset allocation strategies. Accordingly, an investment in the Fund should not constitute a complete investment program.

An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, BGFA or any of its affiliates.

Investment Objective
The Fund seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Timber & Forestry Index (the "Underlying Index"). The Fund's investment objective and the Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization (the "Index Provider") that is independent of the Fund and BGFA. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is Standard & Poor's (a division of The McGraw-Hill Companies, Inc.) ("S&P"). Additional information regarding the Index Provider is provided in the INDEX PROVIDER section of this Prospectus.

Principal Investment Strategies
The Underlying Index is comprised of approximately 25 of the largest publicly-traded companies engaged in the ownership, management or upstream supply chain of forests and timberlands. These include forest products companies, timber real estate investment trusts ("REITs"), paper products companies, paper packaging companies and agricultural products companies. Because many securities included in the Underlying Index may be issued by specialized REITs and forest products companies, the Fund are concentrated in the specialized REIT and forest products industries.

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.

Indexing may eliminate the chance that the Fund will substantially outperform its Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

The Fund generally invests at least 90% of its assets in securities of the Underlying Index and depositary receipts representing securities of the Underlying Index. The Fund may invest the remainder of its assets in securities not included in its Underlying Index but which BGFA believes will help the Fund track its Underlying Index, and in futures contracts, options on futures contracts, options and swaps as well as cash and cash equivalents, including shares of money market funds advised by BGFA.

BGFA uses a representative sampling indexing strategy to manage the Fund as described below.

REPRESENTATIVE SAMPLING. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities that has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield) and liquidity measures similar to those of the Underlying Index. The Fund may or may not hold all of the securities in the Underlying Index.

TRACKING ERROR. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and its Underlying Index may vary somewhat due to transaction costs, foreign currency valuation, asset valuations, corporate actions (such as mergers and spin-offs), timing variances, and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions (such as diversification requirements) that apply to the Fund but not to the Underlying Index or the use of representative sampling. "Tracking error" is the difference between the performance (return) of the Fund's portfolio and that of its Underlying Index. BGFA expects that, over time, the Fund's tracking error will not exceed 5%. Because the Fund uses a representative sampling indexing strategy, it can be expected to have a larger tracking error than if it used a replication indexing strategy. "Replication" is an indexing strategy in which a fund invests in substantially all of the securities in its underlying index in approximately the same proportions as in the underlying index.

INDUSTRY CONCENTRATION POLICY. The Fund will concentrate its investments (I.E., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that its Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Principal Risks
The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's NAV, trading price, yield, total return and ability to meet its investment objective.

ASSET CLASS RISK. The securities in the Underlying Index or the Fund's portfolio may underperform the returns of other securities or indexes that track other industries, groups of industries, markets, asset classes or sectors. Various types of securities or indexes tend to experience cycles of outperformance and underperformance in comparison to the general securities markets.

CONCENTRATION RISK. To the extent that its Underlying Index or portfolio is concentrated in the securities of companies in a particular market, industry, group of industries, sector or asset class, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.

CURRENCY RISK. Because the Fund's NAV is determined on the basis of the U.S. dollar, you may lose money if the currency of a foreign market in which the Fund invests depreciates against the U.S. dollar, even if the local currency value of the Fund's holdings in that market increases.

CUSTODY RISK. Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle and governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. Local agents are held only to the standards of care of the local markets. The less developed a country's securities market is, the greater the likelihood of custody problems.


2
[GRAPHIC APPEARS HERE]

EMERGING MARKETS RISK. Investments in emerging markets are subject to a greater risk of loss than investments in developed markets. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, greater risk of a market shutdown and more governmental limitations on foreign investments than typically found in developed markets.

FOREIGN SECURITIES RISKS. Investments in the securities of non-U.S. issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations caused by economic and political developments. As a result, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

[]  Lower levels of liquidity and market efficiency;

[]  Greater securities price volatility;

[]  Exchange rate fluctuations and exchange controls;

[]  Less availability of public information about issuers;

[]  Limitations on foreign ownership of securities;

[]  Imposition of withholding or other taxes;

[] Imposition of restrictions on the expatriation of the funds or other assets of the Fund;

[]  Higher transaction and custody costs and delays in settlement procedures;

[]  Difficulties in enforcing contractual obligations;

[]  Lower levels of regulation of the securities market; and

[]  Weaker accounting, disclosure and reporting requirements.

GEOGRAPHIC RISK. Some markets in which the Fund invests are located in parts of the world that have historically been prone to natural disasters such as earthquakes, volcanoes, droughts, floods and tsunamis or are economically sensitive to environmental events. Any natural disaster could have a significant adverse impact on the economies of these geographic areas.

ISSUER RISK. The performance of the Fund depends on the performance of individual companies in which the Fund invests. Any issuer may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures or other factors. Issuers may, in times of distress or on their own discretion, decide to reduce or eliminate dividends which would also cause their stock prices to decline.

LEGAL ENFORCEMENT OF SHAREHOLDER RIGHTS RISK. Legal principles relating to corporate governance, directors' fiduciary duties and liabilities and stockholders' rights in markets in which the Fund invests may not be as extensive as those that apply in the U.S. The Fund may therefore have more difficulty asserting its rights as a stockholder of a non-U.S. company in which it invests than it would as a stockholder of a comparable U.S. issuer.

MANAGEMENT RISK. The Fund does not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. As a result, the Fund is subject to the risk that BGFA's investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results.

MARKET RISK. The Fund's NAV reacts to securities market movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to short-term market movements and over longer periods during market downturns. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the markets. The value of a security may decline due to general market conditions, economic trends or events that are not specifically related to a company or to factors that affect a particular industry or industries. During a general economic downturn in the securities markets, multiple asset classes may be negatively affected.

MARKET TRADING RISKS

ABSENCE OF ACTIVE MARKET. Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

RISKS OF SECONDARY LISTINGS. The Fund's shares may be listed or traded on U.S. and non-U.S. stock exchanges other than the U.S. stock exchange where the Fund's primary listing is maintained. There can be no assurance that the Fund's shares will continue to trade on any stock exchange or in any market indefinitely or that the Fund's shares will continue to meet the requirements for listing or trading on any exchange or in any market. The Fund's shares may be less actively traded in certain markets than others, and investors are subject to the execution and settlement risks and market standards of the market where they or their broker direct their trades. Certain information available to investors who trade Fund shares on a U.S. stock exchange during regular market hours may not be available to investors who trade in other markets, which may result in secondary market prices in such markets being less efficient.

LACK OF MARKET LIQUIDITY. Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to "circuit breaker" rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

SHARES OF THE FUND MAY TRADE AT PRICES OTHER THAN NAV. Shares of the Fund trade on exchanges at prices at, above or below their most recent NAV. The per share NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund's holdings since the most recent calculation. The trading prices of the Fund's shares fluctuate continuously throughout trading hours based on market supply and demand rather than NAV. The trading prices of the Fund's shares may deviate significantly from NAV during periods of market volatility. ANY OF THESE FACTORS MAY LEAD TO THE FUND'S SHARES TRADING AT A PREMIUM OR DISCOUNT TO NAV. However, because shares can be created and redeemed in Creation Units at NAV (unlike shares of many closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAVs), BGFA believes that large discounts or premiums to the NAV of the Fund are not likely to be sustained over the long-term. While the creation/redemption feature is designed to make it likely that the Fund's shares normally will trade on exchanges at prices close to the Fund's next calculated NAV, exchange prices are not expected to correlate exactly with the Fund's NAV due to timing reasons as well as market supply and demand factors. In addition, disruptions to creations and redemptions or the existence of extreme market volatility may result in trading prices that differ significantly from NAV. If a shareholder purchases at a time when the market price is at a premium to the NAV or sells at a time when the market price is at a discount to the NAV, then the shareholder may sustain losses.

COSTS OF BUYING OR SELLING FUND SHARES. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges imposed by brokers as determined by that broker. In addition, you will also incur the cost of the "spread" - that is, the difference between what professional investors are willing to pay for Fund shares (the "bid" price) and the price at which they are willing to sell Fund shares (the "ask" price). Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified." This means that the Fund may invest most of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

PASSIVE INVESTMENT RISK. The Fund is not actively managed and may be affected by a general decline in market segments relating to its Underlying Index. The Fund invests in securities included in, or representative of, its Underlying Index regardless of their investment merits. BGFA does not attempt to take defensive positions in declining markets.


4
[GRAPHIC APPEARS HERE]

SECONDARY MARKET TRADING RISK. Shares of the Fund may trade in the secondary market on days when the Fund does not accept orders to purchase or redeem shares. On such days, shares may trade in the secondary market with more significant premiums or discounts than might be experienced on days when the Fund accepts purchase and redemption orders.

SECURITY RISK. Some geographic areas in which the Fund invests have experienced acts of terrorism or strained international relations due to territorial disputes, historical animosities or other defense concerns. These situations may cause uncertainty in the markets of these geographic areas and may affect the performance of their economies.

SMALL-CAPITALIZATION COMPANIES RISK. Stock prices of small-capitalization companies may be more volatile than those of larger companies and therefore the Fund's share price may increase or decrease by a greater percentage than those of funds that invest solely in stocks issued by larger-capitalization companies. Stock prices of small-capitalization companies are also more vulnerable than large-capitalization stocks to adverse business or economic developments and the stocks of small-capitalization companies may be thinly traded, making it difficult for the Fund to buy and sell them. In addition, small-capitalization companies are typically less stable financially than large-capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small-capitalization companies also generally have less diverse product lines than large-capitalization companies and are more susceptible to adverse developments related to their products.

STRUCTURAL RISKS. Certain countries in which the Fund invests have experienced currency devaluations, substantial rates of inflation or economic recessions, causing a negative effect on their economies and securities markets.

RELIANCE ON TRADING PARTNERS RISK. The economies of many countries in which the Fund invests are highly dependent on trade with certain key trading partners. Reduction in spending on products and services by these key trading partners, institution of tariffs or other trade barriers or a slowdown in the economies of key trading partners may adversely affect the performance of any company in which the Fund invests and have a material adverse effect on the Fund's performance.

TIMBER AND FORESTRY RISK. The timber and forestry industry is highly cyclical and the market value of companies engaged in the ownership, management or upstream supply chain of forests and timberlands is strongly affected by changes in international economic conditions, interest rates, changing demographics, weather cycles and environmental conditions. For example, the volume and value of timber that can be harvested from timberlands is limited by natural disasters, fire, volcanic eruptions, insect infestation, disease, ice storms, wind storms, flooding and other events and weather conditions and changes in climate conditions could intensify the effects of any of these factors. Many companies in the timber and forestry industry do not insure against damages to their timberlands. Companies in this industry are also subject to stringent federal, state and local environmental, health and safety laws and regulations.

TRACKING ERROR RISK. Imperfect correlation between the Fund's portfolio securities and those in its Underlying Index, rounding of prices, changes to the Underlying Index and regulatory requirements may cause the Fund's performance to diverge from the performance of its Underlying Index. Tracking error also may result because the Fund incurs fees and expenses while its Underlying Index does not incur such expenses.

TRADING RISK. While the creation/redemption feature of the Fund is designed to make it likely that shares of the Fund will trade close to their NAV, disruptions to creations and redemptions may result in trading prices that differ significantly from NAV.

VALUATION RISK. Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.

Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's Statement of Additional Information ("SAI"). The top holdings of the Fund can be found at www.iShares.com. Fund fact sheets provide information regarding the Fund's top holdings and may be requested by calling 1-800-iShares
(1-800-474-2737).

Performance Information
As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its performance information.

Fees and Expenses
The following table describes the fees and expenses that you will incur if you own shares of the Fund. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund:

                                ANNUAL FUND OPERATING EXPENSES/2/
               -------------------------------------------------------------------
                              DISTRIBUTION AND                   TOTAL ANNUAL FUND
 SHAREHOLDER    MANAGEMENT     SERVICE (12B-1)       OTHER           OPERATING
   FEES/1/         FEES             FEES          EXPENSES/3/        EXPENSES
-------------  ------------  ------------------  -------------  ------------------
      None        0.48%            None              None             0.48%

--------
/1/ Fees paid directly from your investment.
/2/ Expenses that are deducted from the Fund's assets, expressed as a percentage of average net assets.
/3/ The Trust's Investment Advisory Agreement provides that BGFA will pay all operating expenses of the Fund, except interest expense and taxes (both expected to be DE MINIMIS), any brokerage expenses, future distribution fees or expenses and extraordinary expenses.

EXAMPLE. This example is intended to help you compare the cost of owning shares of the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

 1 YEAR   3 YEARS
-------  --------
   $49     $154

Management
INVESTMENT ADVISER. As investment adviser, BGFA has overall responsibility for the general management and administration of the Trust. BGFA provides an investment program for the Fund and manages the investment of the Fund's assets. In seeking to achieve the Fund's investment objective, BGFA uses teams of portfolio managers, investment strategists and other investment specialists. This team approach brings together many disciplines and leverages BGFA's extensive resources.

Pursuant to the Investment Advisory Agreement between BGFA and the Trust, on behalf of the Fund, BGFA is responsible for substantially all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services except interest expense and taxes (both expected to be de minimis), brokerage expenses, future distribution fees or expenses and extraordinary expenses.

For its investment advisory services to the Fund, BGFA is entitled to receive a management fee from the Fund, based on a percentage of the Fund's average daily net assets, at the annual rate of 0.48%. Because the Fund has been in operation for less than one full fiscal year, this percentage reflects the rate at which BGFA will be paid.

BGFA is located at 400 Howard Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is a majority-owned subsidiary of Barclays Bank PLC. As of April 30, 2008, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $2.04 trillion. BGI,


6
[GRAPHIC APPEARS HERE]

BGFA, Barclays Global Investors Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund may also invest.

A discussion regarding the basis for the Board of Trustees' approval of the Investment Advisory Agreement with BGFA will be available in the Fund's semi-annual report for the period ending September 30.

PORTFOLIO MANAGERS. Diane Hsiung and Greg Savage (the "Portfolio Managers") are primarily responsible for the day-to-day management of the Fund. Each Portfolio Manager is responsible for various functions related to portfolio management including, but not limited to, investing cash inflows, coordinating with members of his or her team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team with more limited responsibilities.

Diane Hsiung is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Ms. Hsiung has been a senior portfolio manager for BGFA and BGI since 2007 and a portfolio manager for BGFA and BGI from 2002 to 2006.

Greg Savage is an employee of BGFA and BGI and, together with the other Portfolio Manager, is primarily responsible for the day-to-day management of the Fund. Mr. Savage has been a senior portfolio manager for BGFA and BGI since 2006 and a portfolio manager for BGFA and BGI from 2001 to 2006.

The Fund's SAI provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers' ownership (if any) of shares in the Fund.

ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company ("State Street") is the administrator, custodian and transfer agent for the Fund.

Shareholder Information
ADDITIONAL SHAREHOLDER INFORMATION, INCLUDING HOW TO BUY AND SELL SHARES OF THE FUND, IS AVAILABLE FREE OF CHARGE BY CALLING TOLL-FREE: 1-800-ISHARES (1-800-474-2737) OR VISITING OUR WEBSITE AT WWW.ISHARES.COM.

BUYING AND SELLING SHARES. Shares of the Fund trade on a national securities exchange during the trading day. Shares can be bought and sold throughout the trading day like shares of other publicly traded companies. The Trust does not impose any minimum investment for shares of the Fund purchased on an exchange. Buying or selling Fund shares involves two types of costs that apply to all securities transactions. When buying or selling shares of the Fund through a broker, you will incur a brokerage commission or other charges determined by your broker. In addition, you will also incur the cost of the "spread" - that is, the difference between the bid price and the ask price. The commission is frequently a fixed amount and may be a significant proportional cost for investors seeking to buy or sell small amounts of shares. The spread varies over time for shares of the Fund based on their trading volume and market liquidity, and is generally lower if the Fund has a lot of trading volume and market liquidity and higher if the Fund has little trading volume and market liquidity. The Fund's shares trade under the trading symbol listed on the inside front cover of this Prospectus.

Shares of the Fund may be acquired or redeemed directly from the Fund only in Creation Units or multiples thereof, as discussed in the CREATIONS AND REDEMPTIONS section of this Prospectus. Once created, shares of the Fund generally trade in the secondary market in amounts less than a Creation Unit.

The Trust's Board of Trustees has adopted a policy of not monitoring for frequent purchases and redemptions of Fund shares ("frequent trading") that appear to attempt to take advantage of a potential arbitrage opportunity presented by a lag between a change in the value of the Fund's portfolio securities after the close of the primary markets for the Fund's portfolio securities and the reflection of that change in the Fund's NAV ("market timing"), because the Fund sells and redeems its shares directly through transactions that are in-kind and/or for cash with a deadline for placing cash-related transactions no later than the close of the primary markets for the Fund's portfolio securities. The Board of Trustees has not adopted a policy of monitoring for other frequent trading activity because shares of the Fund are listed and trade on national securities exchanges.

The national securities exchange on which the Fund's shares are listed is open for trading Monday through Friday and is closed on weekends and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Fund's primary listing exchange is NASDAQ.

Section 12(d)(1) of the Investment Company Act of 1940, as amended, restricts investments by registered investment companies in the securities of other investment companies. Registered investment companies are permitted to invest in the Fund beyond the limits set forth in Section 12(d)(1), subject to certain terms and conditions set forth in an SEC exemptive order issued to the Trust, including that such investment companies enter into an agreement with the Trust.

BOOK ENTRY. Shares of the Fund are held in book-entry form, which means that no stock certificates are issued. The Depository Trust Company ("DTC") or its nominee is the record owner of all outstanding shares of the Fund and is recognized as the owner of all shares for all purposes.

Investors owning shares of the Fund are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for shares of the Fund. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of shares, you are not entitled to receive physical delivery of stock certificates or to have shares registered in your name, and you are not considered a registered owner of shares. Therefore, to exercise any right as an owner of shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book-entry or "street name" form.

SHARE PRICES. The trading prices of the Fund's shares in the secondary market generally differ from the Fund's daily NAV per share and are affected by market forces such as supply and demand, economic conditions and other factors. Information regarding the intra-day value of shares of the Fund, also known as the "indicative optimized portfolio value" ("IOPV"), is disseminated every 15 seconds throughout the trading day by the national securities exchange on which the Fund's shares are listed or by market data vendors or other information providers. The IOPV is based on the current market value of the securities and/or cash required to be deposited in exchange for a Creation Unit. The IOPV does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time nor the best possible valuation of the current portfolio. Therefore, the IOPV should not be viewed as a "real-time" update of the NAV, which is computed only once a day. The IOPV is generally determined by using both current market quotations and/or price quotations obtained from broker-dealers that may trade in the portfolio securities held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the U.S. The Fund is not involved in, or responsible for, the calculation or dissemination of the IOPV and makes no representation or warranty as to its accuracy.

DETERMINATION OF NET ASSET VALUE. The NAV for the Fund is generally determined once daily Monday through Friday generally as of the regularly scheduled close of business of the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern time) on each day that the NYSE is open for trading, based on prices at the time of closing, provided that (a) any assets or liabilities denominated in currencies other than the U.S. dollar shall be translated into U.S. dollars at the prevailing market rates on the date of valuation as quoted by one or more major banks or dealers that makes a two-way market in such currencies (or a data service provider based on quotations received from such banks or dealers) and (b) U.S. fixed-income assets may be valued as of the announced closing time for trading in fixed-income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. The NAV of the Fund is calculated by dividing the value of the net assets of the Fund (I.E., the value of its total assets less total liabilities) by the total number of outstanding shares of the Fund, generally rounded to the nearest cent.

Investments held by the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees. In calculating the Fund's NAV, the Fund's investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii)


8
[GRAPHIC APPEARS HERE]
based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund's published net asset value per share. BGFA may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service's valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing. The frequency with which the Fund's investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the Fund invests pursuant to its investment objective, strategies and limitations.

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended (the "1933 Act"));
(iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund's NAV is computed and that may materially affect the value of the Fund's investments). Examples of events that may be significant events are government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations.

Valuing the Fund's investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Use of fair value prices and certain current market valuations could result in a difference between the prices used to calculate the Fund's NAV and the prices used by the Fund's Underlying Index, which, in turn, could result in a difference between the Fund's performance and the performance of the Fund's Underlying Index.

The value of assets denominated in foreign currencies is converted into U.S. dollars using exchange rates deemed appropriate by BGFA as investment adviser. Any use of a rate different from the rates used by the Index Provider may adversely affect the Fund's ability to track its Underlying Index.

DIVIDENDS AND DISTRIBUTIONS

GENERAL POLICIES. Dividends from net investment income, if any, are generally declared and paid semi-annually by the Fund. The Fund generally distributes its net capital gains, if any, to shareholders annually. Distributions of net realized securities gains, if any, generally are declared and paid once a year, but the Trust may make distributions on a more frequent basis for the Fund. The Fund also reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve its status as a regulated investment company ("RIC") or to avoid imposition of income or excise taxes on undistributed income or realized gains.

Dividends and other distributions on shares of the Fund are distributed on a PRO RATA basis to beneficial owners of such shares. Dividend payments are made through DTC participants and Indirect Participants to beneficial owners then of record with proceeds received from the Fund.

DIVIDEND REINVESTMENT SERVICE. No dividend reinvestment service is provided by the Trust. Broker-dealers may make available the DTC book-entry Dividend Reinvestment Service for use by beneficial owners of the Fund for reinvestment of their dividend distributions. Beneficial owners should contact their broker to determine the availability and costs of the service and the details of participation therein. Brokers may require beneficial owners to adhere to specific procedures and timetables. If this service is available and used, dividend distributions of both income and realized gains will be automatically reinvested in additional whole shares of the Fund purchased in the secondary market.

TAXES. As with any investment, you should consider how your investment in shares of the Fund will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in shares of the Fund.

Unless your investment in Fund shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account ("IRA"), you need to be aware of the possible tax consequences when the Fund makes distributions or you sell Fund shares.

TAXES ON DISTRIBUTIONS. Distributions from the Fund's net investment income (other than qualified dividend income), including distributions out of the Fund's net short-term capital gains, if any, and distributions of income from securities lending, are taxable to you as ordinary income. Distributions by the Fund of net long-term capital gains in excess of net short-term capital losses (capital gain dividends) are taxable to you as long-term capital gains, regardless of how long you have held the Fund's shares. Distributions by the Fund that qualify as qualified dividend income are taxable to you at long-term capital gain rates.

Dividends will be qualified dividend income to you if they are attributable to qualified dividend income received by the Fund which, in general, includes dividend income from taxable U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. For this purpose, a qualified foreign corporation means any foreign corporation (i) that is incorporated in a possession of the United States, (ii) that is eligible for benefits under a comprehensive income tax treaty with the United States which includes an exchange of information program or (iii) if the stock with respect to which the dividend was paid is readily tradable on an established United States security market. The term excludes a corporation that is a passive foreign investment company. Under current Internal Revenue Service guidance, the United States has an appropriate comprehensive income tax treaty with each of the following countries: Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela.

Dividends received by the Fund from a REIT or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such REIT or RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income.

Under current law, the taxation of qualified dividend income at long-term capital gain rates will no longer apply for taxable years beginning after December 31, 2010.

A dividend will not be treated as qualified dividend income if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning at the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend or in the case of certain preferred stock 91 days during the 181-day period beginning 90 days before such date. In general, your distributions are subject to U.S. federal income tax for the year when they are paid. Certain distributions paid in January, however, may be treated as paid on December 31 of the prior year.

If the Fund's distributions exceed current and accumulated earnings and profits, all or a portion of the distributions made in the taxable year may be recharacterized as a return of capital to shareholders. A return of capital distribution generally will not be taxable but will reduce the shareholder's cost basis and result in a higher capital gain or lower capital loss when those shares on which the distribution was received are sold.

If you are neither a resident nor a citizen of the United States or if you are a foreign entity, the Fund's ordinary income dividends (which include distributions of net short-term capital gains) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies, provided that withholding tax will generally not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of long-term capital gains or upon the sale or other disposition of shares of the Fund.

Dividends and interest received by the Fund with respect to foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Since more than 50% of the total assets of the Fund will


10
[GRAPHIC APPEARS HERE]
almost certainly consist of foreign stocks or securities, the Fund will "pass through" to you certain foreign income taxes (including withholding taxes) paid by the Fund. This means that you will be considered to have received as an additional dividend your share of such foreign taxes, but you may be entitled to either a corresponding tax deduction in calculating your taxable income or, subject to certain limitations, a credit in calculating your U.S. federal income tax.

If you are a resident or a citizen of the United States, by law, back-up withholding will apply to your distributions and proceeds if you have not provided a taxpayer identification number or social security number and made other required certifications.

TAXES WHEN SHARES ARE SOLD. Currently, any capital gain or loss realized upon a sale of Fund shares is generally treated as a long-term gain or loss if the shares have been held for more than one year. Any capital gain or loss realized upon a sale of Fund shares held for one year or less is generally treated as short-term gain or loss, except that any capital loss on the sale of shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid with respect to such shares.

THE FOREGOING DISCUSSION SUMMARIZES SOME OF THE CONSEQUENCES UNDER CURRENT U.S. FEDERAL TAX LAW OF AN INVESTMENT IN THE FUND. IT IS NOT A SUBSTITUTE FOR PERSONAL TAX ADVICE. YOU MAY ALSO BE SUBJECT TO STATE AND LOCAL TAXATION ON FUND DISTRIBUTIONS AND SALES OF SHARES. CONSULT YOUR PERSONAL TAX ADVISER ABOUT THE POTENTIAL TAX CONSEQUENCES OF AN INVESTMENT IN SHARES OF THE FUND UNDER ALL APPLICABLE TAX LAWS.

CREATIONS AND REDEMPTIONS. Shares of the Fund that trade in the secondary market are "created" at NAV by market makers, large investors and institutions only in block-size Creation Units of 30,000 shares or multiples thereof. Each "creator" or Authorized Participant enters into an authorized participant agreement with the Fund's distributor, SEI Investments Distribution Co. (the "Distributor"). A creation transaction, which is subject to acceptance by the transfer agent, takes place when an Authorized Participant deposits into the Fund a portfolio of securities approximating the holdings of the Fund and a specified amount of cash in exchange for a specified number of Creation Units. To the extent practicable, the composition of such portfolio generally corresponds PRO RATA to the holdings of the Fund.

Similarly, shares can be redeemed only in Creation Units, generally in-kind for a portfolio of securities held by the Fund and a specified amount of cash. EXCEPT WHEN AGGREGATED IN CREATION UNITS, SHARES ARE NOT REDEEMABLE BY THE FUND. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in a form described in the authorized participant agreement.

The Fund intends to comply with the U.S. federal securities laws in accepting securities for deposits and satisfying redemptions with redemption securities, including that the securities accepted for deposits and the securities used to satisfy redemption requests will be sold in transactions that would be exempt from registration under the 1933 Act. Further, an Authorized Participant that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act, will not be able to receive Fund securities that are restricted securities eligible for resale under Rule 144A.

Creations and redemptions must be made through a firm that is either a member of the Continuous Net Settlement System of the National Securities Clearing Corporation or a DTC participant and has executed an agreement with the Distributor with respect to creations and redemptions of Creation Unit aggregations. Information about the procedures regarding creation and redemption of Creation Units (including the cut-off times for receipt of creation and redemption orders) is included in the SAI.

Because new shares may be created and issued on an ongoing basis, at any point during the life of the Fund a "distribution," as such term is used in the 1933 Act, may be occurring. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject to the prospectus delivery and liability provisions of the 1933 Act. Any determination of whether one is an underwriter must take into account all the relevant facts and circumstances of each particular case.

Broker-dealers should also note that dealers who are not "underwriters" but are participating in a distribution (as contrasted to ordinary secondary transactions), and thus dealing with shares that are part of an "unsold allotment" within the meaning of Section 4(3)(C) of the 1933 Act, would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the 1933 Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the 1933 Act is available only with respect to transactions on a national securities exchange.

TRANSACTION FEES. Investors are charged standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers up to the maximum amount shown below of Creation Units for cash are required to pay an additional variable charge (up to the maximum amount shown below) to compensate for brokerage and market impact expenses. The standard creation and redemption transaction fees are set forth below. The standard creation transaction fee is charged to each purchaser on the day such purchaser creates a Creation Unit. The fee is a single charge regardless of the number of Creation Units purchased by an investor on the same day. BGFA may, from time to time, at its own expense, compensate purchasers of Creation Units who have purchased substantial amounts of Creation Units and other financial institutions for administrative or marketing services. Similarly, the standard redemption transaction fee is a single charge regardless of the number of Creation Units redeemed on the same day. Creations and redemptions through DTC for cash (when cash creations and redemptions are available or specified) are also subject to an additional variable charge up to the maximum amount shown in the table below. In addition, purchasers of shares in Creation Units are responsible for payment of the costs of transferring securities to the Fund and redeemers of shares in Creation Units are responsible for the costs of transferring securities from the Fund. Investors who use the services of a broker or other such intermediary may pay fees for such services. The following table also shows, as of June 1, 2008, the approximate value of one Creation Unit, including standard and maximum additional creation and redemption transaction fees:

                                   STANDARD       MAXIMUM ADDITIONAL    MAXIMUM ADDITIONAL
  APPROXIMATE                     CREATION/         VARIABLE CHARGE      VARIABLE CHARGE
   VALUE OF A      CREATION       REDEMPTION              FOR                  FOR
 CREATION UNIT    UNIT SIZE    TRANSACTION FEE        CREATIONS*           REDEMPTIONS*
---------------  -----------  -----------------  --------------------  -------------------
   $1,500,000      30,000            $300                3%                    2%

--------
* As a percentage of the amount invested.

HOUSEHOLDING. Householding is an option available to certain Fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Distribution
The Distributor distributes Creation Units for the Fund on an agency basis. The Distributor does not maintain a secondary market in shares of the Fund. The Distributor has no role in determining the policies of the Fund or the securities that are purchased or sold by the Fund. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456.

Financial Highlights
As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its financial highlights.

Index Provider
S&P is the Index Provider for the Underlying Index. S&P is not affiliated with the Trust, BGI, BGFA, State Street, the Distributor or any of their respective affiliates.

S&P provides financial, economic and investment information and analytical services to the financial community. S&P calculates and maintains the S&P Global 1200 Index, which includes the S&P 500 for the


12
[GRAPHIC APPEARS HERE]

U.S., the S&P Europe 350 for Continental Europe and the U.K., the S&P/TOPIX 150 for Japan, the S&P Asia 50, the S&P/TSX 60 for Canada, the S&P/ASX All Australian 50, and the S&P Latin America 40. Sector indexes in the S&P Global 1200 Index include the S&P Global Energy Sector Index, the S&P Global Financials Sector Index, the S&P Global Healthcare Sector Index, the S&P Global Information Technology Sector Index, and the S&P Global Telecommunications Sector Index. S&P also publishes the S&P MidCap 400, S&P SmallCap 600, S&P Composite 1500 and S&P REIT Composite for the U.S. S&P calculates and maintains the S&P/Citigroup Global Equity Index Series, a set of comprehensive rules-based benchmarks covering developed and emerging countries around the world. Company additions to and deletions from a S&P equity index do not in any way reflect an opinion on the investment merits of the company.

BGI has entered into a license agreement with the Index Provider to use the Underlying Index. BGI is sub-licensing rights in the Underlying Index to the Trust at no charge.

Disclaimers
THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY S&P. S&P MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE UNDERLYING INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S ONLY RELATIONSHIP TO THE TRUST, BGI AND BGFA IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P AND OF THE UNDERLYING INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO THE TRUST, BGI, BGFA OR THE FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF BGI, BGFA OR THE OWNERS OF SHARES OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE UNDERLYING INDEX. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF SHARES OF THE FUND, OR THE TIMING OF THE ISSUANCE OR SALE OF SUCH SHARES OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH SHARES OF THE FUND ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND. S&P DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY BGI, BGFA, OWNERS OF SHARES OF THE FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

SHARES OF THE FUND ARE NOT SPONSORED, ENDORSED OR PROMOTED BY NASDAQ. NASDAQ MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE SHARES OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ABILITY OF THE FUND TO TRACK THE TOTAL RETURN PERFORMANCE OF THE UNDERLYING INDEX OR THE ABILITY OF THE UNDERLYING INDEX IDENTIFIED HEREIN TO TRACK STOCK MARKET PERFORMANCE. NASDAQ IS NOT RESPONSIBLE FOR, NOR HAS IT PARTICIPATED IN, THE DETERMINATION OF THE COMPILATION OR THE CALCULATION OF THE UNDERLYING INDEX, NOR IN THE DETERMINATION OF THE TIMING OF, PRICES OF, OR QUANTITIES OF SHARES OF THE FUND TO BE ISSUED, NOR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE SHARES ARE REDEEMABLE. NASDAQ HAS NO OBLIGATION OR LIABILITY TO OWNERS OF THE SHARES OF THE FUND IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE SHARES OF THE FUND.

NASDAQ DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. NASDAQ MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE TRUST ON BEHALF OF ITS FUNDS AS LICENSEE, LICENSEE'S CUSTOMERS AND COUNTERPARTIES, OWNERS OF THE SHARES OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE SUBJECT INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED AS DESCRIBED HEREIN OR FOR ANY OTHER USE. NASDAQ MAKES NO EXPRESS OR IMPLIED WARRANTIES AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO ANY UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL NASDAQ HAVE ANY LIABILITY FOR

ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

BGFA DOES NOT GUARANTEE THE ACCURACY OR THE COMPLETENESS OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN AND BGFA SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN.

BGFA MAKES NO WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF SHARES OF THE FUND OR TO ANY OTHER PERSON OR ENTITY, AS TO RESULTS TO BE OBTAINED BY THE FUND FROM THE USE OF THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. BGFA MAKES NO EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE UNDERLYING INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL BGFA HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, DIRECT, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.


14
[GRAPHIC APPEARS HERE]

Copies of the Prospectus, SAI and other information can be found on our website at www.iShares.com. For more information about the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

If you have any questions about the Trust or shares of the Fund or you wish to obtain the SAI free of charge, please:

     Call:         1-800-iShares
     (toll free)   1-800-474-2737
                   Monday through Friday
                   8:30 a.m. to 6:30 p.m. (Eastern Time)

     E-mail:       iSharesETFs@barclaysglobal.com

     Write:        c/o SEI Investments Distribution Co.
                   One Freedom Valley Drive
                   Oaks, PA 19456

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS ABOUT THE FUND AND ITS SHARES NOT CONTAINED IN THIS PROSPECTUS AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION. READ AND KEEP THE PROSPECTUS FOR FUTURE REFERENCE.

                   Investment Company Act File No.: 811-09729

                     For more information visit our website
                     or call 1-800-iShares (1-800-474-2737)
                                WWW.ISHARES.COM

BGI-F-135-06008
[GRAPHIC APPEARS HERE]

[GRAPHIC APPEARS HERE]
iShares(R)

Statement of Additional Information


Dated June 23, 2008


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the current prospectus ("Prospectus") for the following fund of iShares Trust (the "Trust"), as such Prospectus may be revised or supplemented from time to time:

iShares S&P Global Timber & Forestry Index Fund (the "Fund").


The Prospectus for the Fund is dated June 23, 2008. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing to the Trust's distributor, SEI Investments Distribution Co. (the "Distributor"), at One Freedom Valley Drive, Oaks, PA 19456, calling 1-800-iShares (1-800-474-2737) or visiting www.iShares.com.


iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI").

                               TABLE OF CONTENTS



                                                                           Page
                                                                           ----
General Description of the Trust and the Fund                                1
Exchange Listing and Trading                                                 1
Investment Strategies and Risks                                              2
   Lack of Diversification of the Fund                                       2
   Lending Portfolio Securities                                              2
   Repurchase Agreements                                                     2
   Reverse Repurchase Agreements                                             3
   Currency Transactions                                                     3
   Securities of Investment Companies                                        3
   Foreign Securities                                                        3
   Illiquid Securities                                                       4
   Short-Term Instruments and Temporary Investments                          4
   Futures and Options                                                       4
   Options on Futures Contracts                                              5
   Swap Agreements                                                           5
   Tracking Stocks                                                           5
   Future Developments                                                       5
General Considerations and Risks                                             5
   Risks of Derivatives                                                      5
   Risks of Equity Securities                                                5
   Risks of Futures and Options Transactions                                 6
   Risks of Swap Agreements                                                  6
   Risks of Investing in Non-U.S. Equity Securities                          7
   Dividend Risk                                                             7
Proxy Voting Policy                                                          7
Portfolio Holdings Information                                               8
Construction and Maintenance of the Underlying Index                         8
   The S&P Indexes Generally                                                 9
   S&P Global Timber & Forestry Index                                        9
Investment Limitations                                                       9
Continuous Offering                                                         10
Management                                                                  10
   Trustees and Officers                                                    10
   Committees of the Board of Trustees                                      15
   Remuneration of Trustees                                                 17
   Control Persons and Principal Holder of Securities                       17
Investment Advisory, Administrative and Distribution Services               17
   Investment Adviser                                                       17
   Portfolio Managers                                                       18
   Distributor                                                              20
   Codes of Ethics                                                          20
   Administrator, Custodian and Transfer Agent                              20
   Index Provider                                                           21
Brokerage Transactions                                                      21
Additional Information Concerning the Trust                                 21
   Shares                                                                   21
   Termination of the Trust or the Fund                                     22
   DTC as Securities Depository for the Shares of the Fund                  22
Creation and Redemption of Creation Units                                   23
   General                                                                  23
   Fund Deposit                                                             23
   Procedures for Creation of Creation Units                                23

                                                                           Page
                                                                           ----
   Placement of Creation Orders                                             24
   Issuance of a Creation Unit                                              24
   Acceptance of Orders for Creation Units                                  24
   Creation Transaction Fee                                                 25
   Redemption of Shares in Creation Units                                   25
   Redemption Transaction Fee                                               25
   Placement of Redemption Orders                                           26
   Regular Holidays                                                         27
   Redemption                                                               40
Taxes                                                                       40
   Regulated Investment Company Qualification                               40
   Taxation of RICs                                                         40
   Excise Tax                                                               41
   Taxation of U.S. Shareholders                                            41
   Sales of Shares                                                          41
   Back-Up Withholding                                                      42
   Sections 351 and 362                                                     42
   Taxation of Certain Derivatives                                          42
   Qualified Dividend Income                                                42
   Corporate Dividends Received Deduction                                   43
   Excess Inclusion Income                                                  43
   Foreign Investments                                                      43
   Passive Foreign Investment Companies                                     43
   Taxation of Non-U.S. Shareholders                                        44
   Other Taxes                                                              44
   Reporting                                                                44
   Net Capital Loss Carryforwards                                           44
Financial Statements                                                        45
Miscellaneous Information                                                   45
   Counsel                                                                  45
   Independent Registered Public Accounting Firm                            45
   Shareholder Communications to the Board                                  45

General Description of the Trust and the Fund


The Trust currently consists of over 130 separate investment portfolios called funds. The Trust was organized as a Delaware statutory trust on December 16, 1999 and is authorized to have multiple series or portfolios. The Trust is an open-end management investment company registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The offering of the Trust's shares is registered under the Securities Act of 1933, as amended (the "1933 Act"). This SAI relates solely to the Fund.


The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of a specified benchmark index (the "Underlying Index") representing publicly-traded equity securities of companies in a particular broad market, market segment, market sector or group of industries. The Fund is managed by Barclays Global Fund Advisors ("BGFA" or the "Investment Adviser"), a subsidiary of BGI.


The Fund offers and issues shares at their net asset value per share ("NAV") only in aggregations of a specified number of shares ("Creation Unit"), generally in exchange for a basket of equity securities included in its Underlying Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"). Shares of the Fund are listed and traded The NASDAQ Stock Market LLC ("NASDAQ" or the "Listing Exchange"), a national securities exchange. Shares trade in the secondary market and elsewhere at market prices that may be at, above or below NAV. Shares are redeemable only in Creation Units and, generally, in exchange for portfolio securities and a Cash Component. Creation Units typically are a specified number of shares, generally 30,000 or multiples thereof.

The Trust reserves the right to offer a "cash" option for creations and redemptions of shares. Shares may be issued in advance of receipt of Deposit Securities subject to various conditions including a requirement to maintain with the Trust a cash deposit equal to at least 115%, which BGFA may change from time to time, of the market value of the omitted Deposit Securities. See the Creation and Redemption of Creation Units section of this SAI. Transaction fees for cash creations or redemptions may be higher than the transaction fees associated with in-kind creations or redemptions. In all cases, conditions and fees will be limited in accordance with the requirements of the SEC applicable to management investment companies offering redeemable securities.


Exchange Listing and Trading

A discussion of exchange listing and trading matters associated with an investment in the Fund is contained in the Shareholder Information section of the Prospectus. The discussion below supplements, and should be read in conjunction with, that section of the Prospectus.

Shares of the Fund are listed for trading and trade throughout the day on the Listing Exchange and other secondary markets. Shares of the Fund may also be listed on certain non-U.S. exchanges. There can be no assurance that the requirements of the Listing Exchange necessary to maintain the listing of shares of the Fund will continue to be met. The Listing Exchange may, but is not required to, remove the shares of the Fund from listing if (i) following the initial 12-month period beginning upon the commencement of trading of the Fund shares, there are fewer than 50 beneficial owners of shares of the Fund for 30 or more consecutive trading days, (ii) the value of the Underlying Index on which the Fund is based is no longer calculated or available, (iii) the "indicative optimized portfolio value" ("IOPV") of the Fund is no longer calculated or available or (iv) any other event shall occur or condition shall exist that, in the opinion of the Listing Exchange, makes further dealings on the Listing Exchange inadvisable. The Listing Exchange will remove the shares of the Fund from listing and trading upon termination of the Fund.

As in the case of other publicly-traded securities, when you buy or sell shares through a broker you will incur a brokerage commission determined by that broker.

In order to provide additional information regarding the indicative value of shares of the Fund, the Listing Exchange or a market data vendor disseminates every 15 seconds through the facilities of the Consolidated Tape Association or other widely disseminated means an updated IOPV for the Fund as calculated by an information provider or market data vendor. The Trust is not involved in or responsible for any aspect of the calculation or dissemination of the IOPVs and makes no representation or warranty as to the accuracy of the IOPVs.


An IOPV has an equity securities component and a cash component. The equity securities values included in an IOPV are the values of the Deposit Securities for the Fund. While the IOPV reflects the current market value of the Deposit Securities required to be deposited in connection with the purchase of a Creation Unit, it does not necessarily reflect the precise composition of the current portfolio of securities held by the Fund at a particular point in time because the current portfolio of the Fund may include securities that are not part of the current Deposit Securities. Therefore, the Fund's IOPV disseminated during the Listing Exchange trading hours should not be viewed as a real-time update of the Fund's NAV, which is calculated only once a day.

The cash component included in an IOPV consists of estimated accrued dividend and other income, less expenses. If applicable, each IOPV also reflects changes in currency exchange rates between the U.S. dollar and the applicable currency.


The Trust reserves the right to adjust the share prices of the Fund in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of the Fund.

Investment Strategies and Risks

The Fund seeks to achieve its objective by investing primarily in securities issued by companies that comprise the Underlying Index and through transactions that provide substantially similar exposure to securities in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund engages in representative sampling, which is investing in a sample of securities selected by BGFA to have a collective investment profile similar to that of the Underlying Index. Securities selected have aggregate investment characteristics (based on market capitalization and industry weightings), fundamental characteristics (such as return variability, earnings valuation and yield) and liquidity measures similar to those of the Underlying Index. Funds that use representative sampling generally do not hold all of the securities that are included in the Underlying Index.


Lack of Diversification of the Fund. The Fund is non-diversified. A "non-diversified" fund is a fund that is not limited by the 1940 Act with regard to the percentage of its assets that may be invested in the securities of a single issuer. The securities of a particular issuer (or securities of issuers in particular industries) may dominate the Underlying Index of the Fund and, consequently, the Fund's investment portfolio. This may adversely affect the Fund's performance or subject the Fund's shares to greater price volatility than that experienced by more diversified investment companies.


The Fund intends to maintain the required level of diversification and otherwise conduct its operations so as to qualify as a "Regulated Investment Company" ("RIC") for purposes of the U.S. Internal Revenue Code of 1986, as amended (the "IRC"), and to relieve the Fund of any liability for U.S. federal income tax to the extent that its earnings are distributed to shareholders, provided that the Fund satisfies a minimum distribution requirement. Compliance with the diversification requirements of the IRC may limit the investment flexibility of the Fund and may make it less likely that the Fund will meet its investment objective.

Lending Portfolio Securities. The Fund may lend portfolio securities to certain creditworthy borrowers, including borrowers affiliated with BGFA. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. No securities loan shall be made on behalf of the Fund if, as a result, the aggregate value of all securities loans of the Fund exceeds one-third of the value of the Fund's total assets (including the value of the collateral received). The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those managed by BGFA.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), "gap" risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund's securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral does not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.


The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above and to a securities lending agent who administers the lending program in accordance with guidelines approved by the Trust's Board of Trustees (the "Board" or the "Trustees"). To the extent that the Fund engages in securities lending, BGI acts as securities lending agent for the Fund subject to the overall supervision of BGFA. BGI receives a portion of the revenues generated by securities lending activities as compensation for its services.


Repurchase Agreements. The Fund may enter into repurchase agreements with certain counterparties. Repurchase agreements involve an agreement to purchase financial instruments and to resell those instruments back to the same counterparty at an agreed-upon date and price, which price reflects a rate of interest unrelated to a coupon rate or maturity of the purchased instruments. The value of the instruments purchased may be more or less than the price at which the counterparty has agreed to repurchase them. As protection against the risk that the counterparty will not fulfill its obligation, the instruments are marked-to-market daily and are maintained at a value at least equal to the sale price plus the accrued incremental amount. Delays or losses could result if the counterparty to the repurchase agreement defaults or becomes insolvent. The Fund will engage in repurchase agreements only with counterparties whose creditworthiness has been reviewed and found satisfactory by BGFA.


Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are advantageous only if the Fund has an opportunity to earn a rate of interest on the cash derived from these transactions that is greater than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The Fund's exposure to reverse repurchase agreements will be covered by securities having a value equal to or greater than such commitments. The Fund maintains liquid assets in connection with reverse repurchase agreements. Under the 1940 Act, reverse repurchase agreements are considered borrowings.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's assets that are denominated in a foreign currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.

A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity and prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, counterparty risk, maturity gap, interest rate risk and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.


Securities of Investment Companies. The Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts ("REITs") to the extent allowed by law. Pursuant to the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions: (i) 3% of the total outstanding voting stock of any one investment company; (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets with respect to investment companies in the aggregate. To the extent allowed by law or regulation, the Fund may invest its assets in the securities of investment companies that are money market funds, including those advised by BGFA or otherwise affiliated with BGFA, in excess of the limits discussed above. Other investment companies in which the Fund invests can be expected to incur fees and expenses for operations, such as investment advisory and administration fees, that would be in addition to those incurred by the Fund.

Foreign Securities. The Fund intends to purchase publicly-traded common stocks of foreign corporations. To the extent the Fund invests in stocks of foreign issuers, the Fund's investment in such stocks may be in the form of American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively, "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign issuer. For ADRs, the depositary is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depositary may be a foreign or a U.S. entity and the underlying securities may be issued by a foreign or a U.S. issuer. Depositary Receipts are not necessarily denominated in the same currency as their underlying securities. Generally ADRs, issued in registered form, are designed for use in the U.S. securities markets and EDRs, issued in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world.

The Fund will not invest in any unlisted Depositary Receipt or any Depositary Receipt that BGFA deems illiquid at the time of purchase or for which pricing information is not readily available. In general Depositary Receipts must be sponsored, however, a Fund may invest in unsponsored Depositary Receipts under certain limited circumstances. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States. Therefore there may be less information available regarding such issuers and there may be no correlation between available information and the market value of the Depositary Receipts.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. issuers. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Foreign issuers may be subject to less governmental regulation than U.S. issuers. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.


Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.


Short-Term Instruments and Temporary Investments. The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to:
(i) shares of money market funds (including those advised by BGFA);
(ii) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises);
(iii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar institutions; (iv) commercial paper rated at the date of purchase "Prime-1" by Moody's(R) Investor's Service, Inc. ("Moody's") or "A-1" by Standard & Poor's(R) Rating Service, a division of The McGraw Hill Companies, Inc. ("S&P(R)"), or if unrated, of comparable quality as determined by BGFA; (v) non-convertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than 397 days and that satisfy the rating requirements set forth in Rule 2a-7 under the 1940 Act; (vi) repurchase agreements and (vii) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of BGFA, are of comparable quality to obligations of U.S. banks which may be purchased by the Fund. Any of these instruments may be purchased on a current or forward-settled basis. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Futures and Options. The Fund may enter into U.S. futures contracts and options. These futures contracts and options will be used to simulate investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will enter into futures contracts and options only on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes. The Fund intends to use futures and options in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 so that the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.


A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified exercise price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. Investments in futures contracts and other investments that contain leverage may require the Fund to maintain liquid assets. Generally, the Fund maintains an amount of liquid assets equal to its obligations relative to the position involved, adjusted daily on a marked-to-market basis. With respect to futures contracts that are contractually required to "cash-settle," the Fund maintains liquid assets in an amount at least equal to the Fund's daily marked-to-market obligation (i.e., the Fund's daily net liability, if any), rather than the contracts' notional value (i.e., the value of the underlying asset). By maintaining assets equal to its net obligation under cash-settled futures contracts, the Fund may employ leverage to a greater extent than if the Fund set aside assets equal to the futures contracts' full notional value. The Fund bases its asset maintenance policies on methods permitted by the staff of the SEC and may modify these policies in the future to comply with any changes in the guidance articulated from time to time by the SEC or its staff.


Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indexes that reflect the market value of common stock of the firms included in the investments. The Fund may enter into futures contracts to purchase securities indexes when

BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. To the extent required by law, liquid assets committed to futures contracts will be maintained.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing call options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents known as "initial margin," which is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be performed on a net basis, with the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of liquid assets having an aggregate value at least equal to the accrued excess will be maintained by the Fund.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Tracking Stocks. A tracking stock is a separate class of common stock whose value is linked to a specific business unit or operating division within a larger company and which is designed to "track" the performance of such business unit or division. The tracking stock may pay dividends to shareholders independent of the parent company. The parent company, rather than the business unit or division, generally is the issuer of tracking stock. However, holders of the tracking stock may not have the same rights as holders of the company's common stock.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this SAI and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks

A discussion of some of the risks associated with an investment in the Fund is contained in the Prospectus.


An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of stocks in general, and other factors that affect the market.


Risks of Derivatives. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index futures contracts and other derivatives. Compared to conventional securities, derivatives can be more sensitive to changes in interest rates or to sudden fluctuations in market prices and thus the Fund's losses may be greater if it invests in derivatives than if it invests only in conventional securities.


Risks of Equity Securities. An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of preferred or common stocks in general, and other factors that affect securities markets. An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Holders of common stocks incur more risks than holders of preferred stocks and debt obligations because common stockholders generally have rights to receive payments from stock issuers inferior to the rights of creditors or holders of debt obligations or preferred stocks. Further, unlike debt securities, which typically have a stated principal amount payable at maturity (the value of which, however, is subject to market fluctuations prior to maturity), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.


Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be over-the-counter. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in the Underlying Index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying the future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to a direct investment in the types of stocks in which they invest.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor (e.g., the Fund may not receive the net amount of payments that it contractually is entitled to receive).

Risks of Investing in Non-U.S. Equity Securities. An investment in the Fund involves risks similar to those of investing in broad-based portfolios of equity securities traded on foreign exchanges. These risks include market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. Investing in securities issued by issuers domiciled in countries other than the domicile of the investor and denominated in currencies other than an investor's local currency entails certain considerations and risks not typically encountered by the investor in making investments in its home country and in that country's currency. These considerations include favorable or unfavorable changes in interest rates, currency exchange rates, exchange control regulations and the costs that may be incurred in connection with conversions between various currencies. Investing in the Fund also involves certain risks and considerations not typically associated with investing in a fund whose portfolio contains securities of U.S. issuers. These risks include generally less liquid and less efficient securities markets; generally greater price volatility; less publicly available information about issuers; the imposition of withholding or other taxes; the imposition of restrictions on the expatriation of funds or other assets of the Fund; higher transaction and custody costs; delays and risks attendant in settlement procedures; difficulties in enforcing contractual obligations; lower liquidity and significantly smaller market capitalization; different accounting and disclosure standards; lower levels of regulation of the securities markets; more substantial government interference with the economy; higher rates of inflation; greater social, economic and political uncertainty; the risk of nationalization or expropriation of assets; and the risk of war.


Dividend Risk. There is no guarantee that the issuer of the stocks held by the Fund will declare dividends in the future or that, if declared, they will either remain at current levels or increase over time.

Proxy Voting Policy

The Trust has adopted, as its proxy voting policies for the Fund, the proxy voting guidelines of BGFA, the investment adviser to the Fund. The Trust has delegated to BGFA the responsibility for voting proxies on the portfolio securities held by the Fund. The remainder of this section discusses the Fund's proxy voting guidelines and BGFA's role in implementing such guidelines.


BGFA votes (or refrains from voting) proxies for the Fund in a manner that BGFA, in the exercise of its independent business judgment, concludes is in the best economic interests of the Fund. In some cases, BGFA may determine that it is in the best economic interests of the Fund to refrain from exercising the Fund's proxy voting rights (such as, for example, proxies or certain non-U.S. securities that might impose costly or time-consuming in-person voting requirements). With regard to the relationship between securities lending and proxy voting, BGFA's approach is also driven by our clients' economic interests. The evaluation of the economic desirability of recalling loans involves balancing the revenue-producing value of loans against the likely economic value of casting votes. Based on our evaluation of this relationship, we believe that the likely economic value of casting a vote generally is less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by BGFA recalling loaned securities in order to ensure they are voted. Periodically, BGFA analyzes the process and benefits of voting proxies for securities on loan, and will consider whether any modification of its proxy voting policies or procedures are necessary in light of any regulatory changes. BGFA will normally vote on specific proxy issues in accordance with its proxy voting guidelines. BGFA's proxy voting guidelines provide detailed guidance as to how to vote proxies on certain important or commonly raised issues. BGFA may, in the exercise of its business judgment, conclude that the proxy voting guidelines do not cover the specific matter upon which a proxy vote is requested, or that an exception to the proxy voting guidelines would be in the best economic interests of the Fund. BGFA votes (or refrains from voting) proxies without regard to the relationship of the issuer of the proxy (or any shareholder of such issuer) to the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates, or the Distributor or the Distributor's affiliates. When voting proxies, BGFA attempts to encourage companies to follow practices that enhance shareholder value and increase transparency and allow the market to place a proper value on their assets. With respect to certain specific issues:


   . The Fund generally supports the board's nominees in the election of directors and generally supports proposals that strengthen the independence of boards of directors;

   . The Fund generally does not support proposals on social issues that lack a demonstrable economic benefit to the issuer and the Fund investing in such issuer; and

   . The Fund generally votes against anti-takeover proposals and proposals that would create additional barriers or costs to corporate transactions that are likely to deliver a premium to shareholders.

BGFA maintains institutional policies and procedures that are designed to prevent any relationship between the issuer of the proxy (or any shareholder of the issuer) and the Fund, the Fund's affiliates (if any), BGFA or BGFA's affiliates (if any), or the Distributor or the Distributor's affiliates, from having undue influence on BGFA's proxy voting activity. In certain instances, BGFA may determine to engage an independent fiduciary to vote proxies as a further safeguard against potential conflicts of interest or as otherwise required by applicable law. The independent fiduciary may either vote such proxies or provide BGFA with instructions as to how to vote such proxies. In the latter case, BGFA votes the proxy in accordance with the independent fiduciary's determination.

Information with respect to how BGFA voted proxies relating to the Fund's portfolio securities during the 12-month period ended June 30 will be available
(i) without charge, upon request, by calling 1-800-iShares (1-800-474-2737) or through the Fund's website at www.iShares.com and (ii) on the SEC's website at www.sec.gov.

Portfolio Holdings Information

The Board has adopted a policy regarding the disclosure of the Fund's portfolio holdings information that requires that such information be disclosed in a manner that: (i) is consistent with applicable legal requirements and in the best interests of the Fund's respective shareholders, (ii) does not put the interests of BGFA, the Distributor or any affiliated person of BGFA or the Distributor, above those of Fund shareholders; (iii) does not advantage any current or prospective Fund shareholders over any other current or prospective Fund shareholders, except to the extent that certain Entities (as described below) may receive portfolio holdings information not available to other current or prospective Fund shareholders in connection with the dissemination of information necessary for transactions in Creation Units, as contemplated by the iShares Exemptive Orders and as discussed below and (iv) does not provide selective access to portfolio holdings information except pursuant to the procedures outlined below and to the extent appropriate confidentiality arrangements limiting the use of such information are in effect. The "Entities" referred to in sub-section (iii) above are generally limited to National Securities Clearing Corporation ("NSCC") members and subscribers to various fee-based subscription services, including those large institutional investors (known as "Authorized Participants") that have been authorized by the Distributor to purchase and redeem large blocks of shares pursuant to legal requirements, including exemptive orders granted by the SEC pursuant to which the Fund offers and redeems its shares ("iShares Exemptive Orders") and other institutional market participants and entities that provide information services.

Each business day, the Fund's portfolio holdings information will be provided to the Distributor or other agent for dissemination through the facilities of the NSCC and/or other fee-based subscription services to NSCC members and/or subscribers to those other fee-based subscription services, including Authorized Participants, and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading shares of the Fund in the secondary market. This information typically reflects the Fund's anticipated holdings on the following business day.

Daily access to information concerning the Fund's portfolio holdings is permitted (i) to certain personnel of those service providers that are involved in portfolio management and providing administrative, operational, risk management, or other support to portfolio management, including affiliated broker-dealers and Authorized Participants, and (ii) to other personnel of the Investment Adviser and the Distributor, administrator, custodian and fund accountant who deal directly with or assist in functions related to investment management, distribution, administration, custody and fund accounting, as may be necessary to conduct business in the ordinary course in a manner consistent with the iShares Exemptive Orders, agreements with the Fund, and the terms of the Fund's current registration statement. In addition, the Fund discloses its portfolio holdings and the percentages they represent of the Fund's net assets at least monthly, and as often as each day the Fund is open for business, at www.iShares.com. More information about this disclosure is available at www.iShares.com.

Portfolio holdings information made available in connection with the creation/redemption process may be provided to other entities that provide services to the Fund in the ordinary course of business after it has been disseminated to the NSCC. From time to time, information concerning portfolio holdings other than portfolio holdings information made available in connection with the creation/redemption process, as discussed above, may be provided to other entities that provide services to the Fund, including rating or ranking organizations, in the ordinary course of business, no earlier than one business day following the date of the information.

The Fund will disclose its complete portfolio holdings schedule in public filings with the SEC within 70 days after the end of each fiscal quarter and will provide that information to shareholders as required by federal securities laws and regulations thereunder. The Fund may, however, voluntarily disclose all or part of its portfolio holdings other than in connection with the creation/redemption process, as discussed above, in advance of required filings with the SEC, provided that such information is made generally available to all shareholders and other interested parties in a manner that is consistent with the above policy for disclosure of portfolio holdings information. Such information may be made available through a publicly-available website or other means that make the information available to all likely interested parties contemporaneously.

The Trust's Chief Compliance Officer may authorize disclosure of portfolio holdings information pursuant to the above policy and procedures.

The Board reviews the policy and procedures for disclosure of portfolio holdings information at least annually.

Construction and Maintenance of the Underlying Index

A description of the S&P indexes generally and the Underlying Index is provided below.

The S&P Indexes Generally

Issue Changes. General oversight responsibility for the S&P Indexes, including overall policy guidelines and methodology, is handled by an S&P Index Committee. Maintenance of component investments, including additions and deletions to these investments, is the responsibility of separate regional index committees composed of S&P staff specialized in the various regional equity markets and, in some cases with the assistance of local stock exchanges. Public announcements of index changes as the result of committee decisions will generally be made two business days in advance of the anticipated effective date whenever possible, although for exceptional corporate events announcements may be made earlier.

Index Maintenance. Maintaining the S&P Indexes includes monitoring and completing the adjustments for company additions and deletions, share changes, stock splits, stock dividends, and stock price adjustments due to restructuring and spin-offs.

Index Availability. The S&P Indexes are calculated continuously and are available from major data vendors.

S&P Global Timber & Forestry Index

Number of Components: approximately 25


Index Description. The Underlying Index is comprised of approximately 25 of the largest publicly traded companies engaged in the ownership, management or the upstream supply chain of forests and timberlands. These may be forest products companies, timber REITs, paper products companies, paper packaging companies, or agricultural product companies that are engaged in the ownership, management or the upstream supply chain of forests and timberlands.

Component Selection Criteria. The initial universe from which the Underlying Index is drawn includes all publicly listed companies in Standard & Poor's CapitalIQ (CIQ) database that have the following terms in their business description: timber, forest, lumber, wood and/or plantation. Exposure scores are assigned to these companies on the basis of their CIQ primary industry classification (GICS(R)1), CIQ business description and other publicly available information such as annual reports. Companies with an exposure score of 1 or 0.5 become the selection universe for the Underlying Index. The Underlying Index is then narrowed down to stocks that meet the index's criteria for size, liquidity and market representation. The Underlying Index is modified market capitalization weighted. After S&P calculates the float-adjusted market capitalizations, weights are modified so that components and clusters do not exceed limits predetermined by S&P (currently, 8% for any single component).


Investment Limitations

The Board has adopted as a non-fundamental policy the investment objective of the Fund. Therefore, the Fund may change its investment objective and its Underlying Index without a shareholder vote. The Board has adopted as fundamental policies the Fund's investment restrictions numbered one through six below. The restrictions for the Fund cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy and (b) more than 50% of outstanding voting securities of the fund.

The Fund will not:

1. Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that its Underlying Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

2. Borrow money, except that (i) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (ii) the Fund may, to the extent consistent with its investment policies, enter into repurchase agreements, reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in
    (i) and (ii), the Fund will be limited so that no more than 33/ 1//3% of the value of its total assets (including the amount borrowed) is derived from such transactions. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law.

3. Issue any senior security, except as permitted under the 1940 Act, as amended, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

4. Make loans, except as permitted under the 1940 Act, as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this restriction shall not prevent the Fund from investing in securities of companies engaged in the real estate business or securities or other instruments backed by real estate or mortgages), or commodities or commodity contracts (but this restriction shall not prevent the Fund from trading in futures contracts and options on futures contracts, including options on currencies to the extent consistent with the Fund's investment objective and policies).

6. Engage in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

In addition to the investment restrictions adopted as fundamental policies set forth above, the Fund has adopted a non-fundamental policy not to invest in the securities of a company for the purpose of exercising management or control or purchase or otherwise acquire any illiquid security, except as permitted under the 1940 Act, which currently permits up to 15% of the Fund's net assets to be invested in illiquid securities. BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

   .   The frequency of trades and quotes for the security;

   . The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

   .   Dealer undertakings to make a market in the security; and

   . The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

The Fund has adopted a non-fundamental investment policy in accordance with Rule 35d-1 under the 1940 Act to invest, under normal circumstances, at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in securities and Depositary Receipts based on securities in its Underlying Index. The Fund also has adopted a policy to provide its shareholders with at least 60 days' prior written notice of any change in such policy. If, subsequent to an investment, the 80% requirement is no longer met, the Fund's future investments will be made in a manner that will bring the Fund into compliance with this policy.

Continuous Offering

The method by which Creation Units are created and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Fund on an ongoing basis, at any point a "distribution," as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner that could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent shares and sells such shares directly to customers or if it chooses to couple the creation of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case and the examples mentioned above should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not "underwriters" but are effecting transactions in shares, whether or not participating in the distribution of shares, generally are required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. Firms that incur a prospectus delivery obligation with respect to shares of the Fund are reminded that, pursuant to Rule 153 under the 1933 Act, a prospectus delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on the Listing Exchange is satisfied by the fact that the prospectus is available at the Listing Exchange upon request. The prospectus delivery mechanism provided in Rule 153 is available only with respect to transactions on an exchange.

Management

Trustees and Officers. The Board has responsibility for the overall management and operations of the Fund, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The Trust, iShares, Inc., Master Investment Portfolio ("MIP") and Barclays Global Investors Funds ("BGIF"), each an open-end management investment company registered under the 1940 Act, are considered members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee also serves as a Director for iShares, Inc. and, as a result, oversees a total of 164 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and, as a result, oversees an additional 26 portfolios within the fund complex. The address of each Trustee and Officer, unless otherwise indicated, is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, CA 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee.



                                                    Principal Occupation(s)        Other Directorships Held by
Name (Year of Birth)            Position            During the Past 5 Years                  Director
--------------------      ---------------------- ------------------------------- ---------------------------------
Interested Trustees

*Lee T. Kranefuss (1961)  Trustee and            Global Chief Executive          Director of iShares, Inc. (since
                          Chairman               Officer iShares/Intermediary    2003); Trustee of BGIF and
                          (since 2003).          Groups of BGI (since 2008);     MIP (since 2001).
                                                 Chief Executive Officer,
                                                 iShares Intermediary Index
                                                 and Market Group of BGI
                                                 (2003-2008); Chief Executive
                                                 Officer of the Intermediary
                                                 Investor and Exchange Traded
                                                 Products Business of BGI
                                                 (2003-2005); Director of
                                                 BGFA (since 2005); Director,
                                                 President and Chief Executive
                                                 Officer of Barclays Global
                                                 Investors International, Inc.
                                                 (since 2005); Director and
                                                 Chairman of Barclays Global
                                                 Investors Services (since
                                                 2005); Chief Executive Officer
                                                 of the Individual Investor
                                                 Business of BGI (1999-2003).

*John E. Martinez (1962)  Trustee (since 2003).  Co-Chief Executive Officer of   Director of iShares, Inc. (since
                                                 Global Index and Markets        2003); Director of Real Estate
                                                 Group of BGI (2001-2003);       Equity Exchange (since 2005);
                                                 Chairman of Barclays Global     Chairman, Independent
                                                 Investors Services (2000-       Review Committee, Canadian
                                                 2003); Director, Barclays       iShares Funds (since 2007).
                                                 Global Investors UK
                                                 Holdings, Inc. (2000-2003).

--------

* Lee T. Kranefuss and John E. Martinez are deemed to be "interested persons" (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Fund's investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

                                                        Principal Occupation(s)        Other Directorships Held by
Name (Year of Birth)               Position             During the Past 5 Years                  Director
--------------------       ------------------------- ------------------------------- ---------------------------------
Independent Trustees

George G.C. Parker (1939)  Trustee (since 2000);     Dean Witter Distinguished       Director of iShares, Inc. (since
                           Lead Independent Trustee  Professor of Finance,           2002); Director of Continental
                           (since 2006).             Emeritus, Stanford University:  Airlines, Inc. (since 1996);
                                                     Graduate School of Business     Director of Community First
                                                     (since 1994).                   Financial Group (since 1995);
                                                                                     Director of Tejon Ranch
                                                                                     Company (since 1999);
                                                                                     Director of Threshold
                                                                                     Pharmaceuticals (since 2004);
                                                                                     Director of NETGEAR, Inc.
                                                                                     (since 2007).

Cecilia H. Herbert (1949)  Trustee (since 2005).     Chair of Investment             Director of iShares, Inc. (since
                                                     Committee, Archdiocese of       2005).
                                                     San Francisco (1994-2005);
                                                     Director (since 1998) and
                                                     President (since 2007) of the
                                                     Board of Directors, Catholic
                                                     Charities CYO; Trustee of
                                                     Pacific Select Funds (2004-
                                                     2005); Trustee of the
                                                     Montgomery Funds (1992-
                                                     2003); Trustee (since 2005)
                                                     and Chair of Finance and
                                                     Investment Committees (since
                                                     2006) of the Thacher School.

Charles A. Hurty (1943)    Trustee (since 2005).     Retired; Partner, KPMG LLP      Director of iShares, Inc. (since
                                                     (1968-2001).                    2005); Director of GMAM
                                                                                     Absolute Return Strategy Fund
                                                                                     (1 portfolio) (since 2002);
                                                                                     Director of Citigroup
                                                                                     Alternative Investments Multi-
                                                                                     Adviser Hedge Fund
                                                                                     Portfolios LLC (1 portfolio)
                                                                                     (since 2002); Director of
                                                                                     CSFB Alternative Investments
                                                                                     Fund (6 portfolios) (since
                                                                                     2005).

John E. Kerrigan (1955)    Trustee (since 2005).     Chief Investment Officer,       Director of iShares, Inc. (since
                                                     Santa Clara University (since   2005); Member of Advisory
                                                     2002); Managing Director,       Council for Commonfund
                                                     Merrill Lynch (1994-2002).      Distressed Debt Partners II
                                                                                     (since 2004).

Robert H. Silver (1955)    Trustee (since 2007).     President and Co-Founder        Director of iShares, Inc. (since
                                                     of The Bravitas Group, Inc.     2007); Director and Member
                                                     (since 2006); Member,           of the Audit and
                                                     Non-Investor Advisory           Compensation Committee of
                                                     Board of Russia Partners II,    EPAM Systems, Inc. (since
                                                     LP (since 2006); President      2006).
                                                     and Chief Operating Officer
                                                     (2003-2005) and Director
                                                     (1999-2005) of UBS Financial
                                                     Services, Inc.; President and
                                                     Chief Executive Officer of
                                                     UBS Services USA, LLC

                                                       Principal Occupation(s)        Other Directorships Held by
Name (Year of Birth)            Position               During the Past 5 Years                  Director
--------------------   --------------------------- -------------------------------- ---------------------------------
                                                   (1999-2005); Managing
                                                   Director, UBS America, Inc.
                                                   (2000-2005); Director and
                                                   Chairman of the YMCA of
                                                   Greater NYC (since 2001);
                                                   Broadway Producer (since
                                                   2006).

Darrell Duffie (1954). Trustee (since June 2008).  Professor, Stanford University:  Director of iShares, Inc. (since
                                                   Graduate School of Business      June 2008).
                                                   (since 1984).

                                                                             Principal Occupation(s)
Name (Year of Birth)                       Position                          During the Past 5 Years
--------------------        --------------------------------------- -------------------------------------------
Officers

Michael A. Latham (1965)    President                               Head of Americas iShares (since 2007);
                            (since 2007).                           Chief Operating Officer of the
                                                                    Intermediary Investors and Exchange
                                                                    Traded Products Business of BGI (since
                                                                    2003-2007); Director and Chief Financial
                                                                    Officer of Barclays Global Investors
                                                                    International, Inc. (since 2005); Director
                                                                    of Mutual Fund Delivery in the U.S.
                                                                    Individual Investor Business of BGI
                                                                    (2000-2003).

Geoffrey D. Flynn (1956)    Treasurer and Chief                     Chief Operating Officer, U.S. iShares,
                            Financial Officer                       BGI (since 2008); Director, Mutual Fund
                            (since 2007).                           Operations of BGI (since 2007);
                                                                    President, Van Kampen Investors
                                                                    Services (2003-2007); Managing
                                                                    Director, Morgan Stanley (2002-2007);
                                                                    President, Morgan Stanley Trust, FSB
                                                                    (2002-2007).

Eilleen M. Clavere (1952)   Secretary                               Head of Legal Administration of
                            (since 2007).                           Intermediary Investors Business of BGI
                                                                    (since 2006); Legal Counsel and Vice
                                                                    President of Atlas Funds, Atlas Advisers,
                                                                    Inc. and Atlas Securities, Inc. (2005-
                                                                    2006); Counsel of Kirkpatrick & Lockhart
                                                                    LLP (2001-2005).

Ira P. Shapiro (1963)       Vice President and Chief Legal Officer  Associate General Counsel (since 2004)
                            (since 2007).                           of BGI; First Vice President of Merrill
                                                                    Lynch Investment Managers (1993-2004).

Amy Schioldager (1962)      Executive Vice President                Head of U.S. Indexing, BGI (since 2006)
                            (since 2007).                           of BGI; Head of Domestic Equity
                                                                    Portfolio Management, BGI (2001-2006).

H. Michael Williams (1960)  Executive Vice President                Vice Chairman - Capital Markets, BGI
                            (since 2007).                           (since 2008); Head of Global Index and
                                                                    Markets Group of BGI (2006- 2008);
                                                                    Global Head of Securities Lending, BGI
                                                                    (2002-2006).

Patrick O'Connor (1967)     Vice President                          Head of iShares Portfolio Management,
                            (since 2007).                           BGI (since 2006); Senior Portfolio
                                                                    Manager, BGI (since 1999-2006).

Lee Sterne (1965)           Vice President                          Head of U.S. Fixed Income Index and
                            (since 2007).                           iShares, BGI (since 2007); Senior
                                                                    Portfolio Manager, BGI (2004-2007);
                                                                    Portfolio Manager, BGI (2001-2004).

Matt Tucker (1972)          Vice President                          Head of U.S. Fixed Income Investment
                            (since 2007).                           Solutions, BGI (since 2005); Fixed
                                                                    Income Investment Strategist, BGI

                                           Principal Occupation(s)
Name (Year of Birth)  Position             During the Past 5 Years
--------------------  --------  ----------------------------------------------
                                (2003-2005); Fixed Income Portfolio Manager,
                                BGI (1997-2003).


Committees of the Board of Trustees. Each Independent Trustee serves on the Audit Committee and the Nominating and Governance Committee of the Board. The purposes of the Audit Committee are to assist the Board (i) in its oversight of the Trust's accounting and financial reporting principles and policies and related controls and procedures maintained by or on behalf of the Trust;
(ii) in its oversight of the Trust's financial statements and the independent audit thereof; (iii) in selecting, evaluating and, where deemed appropriate, replacing the independent accountants (or nominating the independent accountants to be proposed for shareholder approval in any proxy statement);
(iv) in evaluating the independence of the independent accountants; (v) in complying with legal and regulatory requirements that relate to the Trust's accounting and financial reporting, internal controls and independent audits; and (vi) to assume such other responsibilities as may be delegated by the Board. The Audit Committee met four times during the calendar year ended December 31, 2007.

The Nominating and Governance Committee nominates individuals for Independent Trustee membership on the Board. The Nominating and Governance Committee functions include, but are not limited to, the following (i) reviewing the qualifications of any person properly identified or nominated to serve as an Independent Trustee; (ii) recommending to the Board and current Independent Trustees the nominee(s) for appointment as an Independent Trustee by the Board and current Independent Trustees and/or for election as Independent Trustees by shareholders to fill any vacancy for a position of Independent Trustee(s) on the Board; (iii) recommending to the Board and current Independent Trustees the size and composition of the Board and Board committees and whether they comply with applicable laws and regulations; (iv) recommending a current Independent Trustee to the Board and current Independent Trustees to serve as Lead Independent Trustee; (v) periodic review of the Board's retirement policy; and
(vi) recommending an appropriate level of compensation for the Independent Trustees for their services as Trustees, members or chairpersons of committees of the Board, Lead Independent Trustee, Chairperson of the Board and any other positions as the Nominating and Governance Committee considers appropriate. The Nominating and Governance Committee does not consider Board nomination(s) recommended by shareholders (acting solely in their capacity as a shareholder and not in any other capacity). The Nominating and Governance Committee is comprised of all members of the Board that are Independent Trustees. The Nominating and Governance Committee met four times during the calendar year ended December 31, 2007.


The following table sets forth, as of December 31, 2007, the dollar range of equity securities beneficially owned by each Trustee in the Fund and in other registered investment companies overseen by the Trustee within the same family of investment companies as the Trust. If a Fund is not listed below, the Trustee did not own any securities in that Fund as of the date indicated above:



                                                                              Aggregate Dollar Range of
                                                                              Equity Securities in all
                                                                                Registered Investment
                                     Name                    Dollar Range of    Companies Overseen by
Name                               of Index                 Equity Securities   Trustee in Family of
of Trustee                           Fund                      in the Fund      Investment Companies
----------           -------------------------------------- ----------------- -------------------------

Lee T. Kranefuss     iShares Lehman 1-3 Year Treasury Bond  $50,001-$100,000        Over $100,000
                     Fund
                     iShares Russell 3000 Index Fund           Over $100,000

John E. Martinez     iShares MSCI EAFE Index Fund              Over $100,000        Over $100,000
                     iShares Russell 1000 Index Fund           Over $100,000
                                                               Over $100,000
                     iShares Russell 1000 Value Index Fund
                     iShares Russell 2000 Index Fund           Over $100,000
                     iShares S&P 500 Index Fund                Over $100,000

George G.C. Parker   iShares Russell 2000 Index Fund        $50,001-$100,000        Over $100,000
                                                            $50,001-$100,000
                     iShares Russell 2000 Value Index Fund
                     iShares S&P 100 Index Fund                Over $100,000
                     iShares S&P 500 Value Index Fund          Over $100,000
                     iShares S&P MidCap 400 Index Fund       $10,001-$50,000
                     iShares S&P MidCap 400 Value Index        Over $100,000
                     Fund
                                                             $10,001-$50,000
                     iShares S&P Small Cap 600 Index Fund

                                                                                    Aggregate Dollar Range of
                                                                                    Equity Securities in all
                                                                                      Registered Investment
                                      Name                       Dollar Range of      Companies Overseen by
Name                                 of Index                   Equity Securities     Trustee in Family of
of Trustee                            Fund                         in the Fund        Investment Companies
----------           ----------------------------------------- -------------------- -------------------------
                     iShares Russell 1000 Value Index Fund     Over $       100,000
                     iShares Dow Jones Select Dividend Index   Over $       100,000
                     Fund
                     iShares S&P 500 Index Fund                Over $       100,000
                     iShares MSCI Mexico Index Fund            Over $       100,000
                     iShares MSCI EAFE Index Fund              Over $       100,000

Cecilia H. Herbert   iShares FTSE/Xinhua China 25 Index        Over $       100,000       Over $100,000
                     Fund
                     iShares MSCI Emerging Markets Index            $10,001-$50,000
                     Fund
                     iShares MSCI Hong Kong Index Fund              $10,001-$50,000
                     iShares MSCI Japan Index Fund                  $10,001-$50,000
                     iShares Dow Jones U.S. Consumer Goods          $10,001-$50,000
                     Sector Index Fund
                     iShares Russell 1000 Index Fund                $10,001-$50,000
                     iShares S&P Global Telecommunications          $10,001-$50,000
                     Sector Index Fund
                     iShares Dow Jones U.S. Technology              $     1-$10,000
                     Sector Index Fund
                     iShares S&P 500 Index Fund                Over $       100,000

Charles A. Hurty     iShares S&P 500 Index Fund                     $10,001-$50,000       Over $100,000
                     iShares FTSE/Xinhua China 25 Index             $10,001-$50,000
                     Fund
                     iShares Dow Jones Financial Sector Index       $10,001-$50,000
                     Fund
                     iShares Dow Jones U.S. Energy Sector           $10,001-$50,000
                     Index Fund
                     iShares Dow Jones U.S. Technology              $10,001-$50,000
                     Sector Index Fund
                     iShares MSCI EAFE Index Fund                   $10,001-$50,000
                     iShares MSCI Japan Index Fund                  $10,001-$50,000
                     iShares Dow Jones Select Dividend Index        $10,001-$50,000
                     Fund

John E. Kerrigan     iShares MSCI Japan Index Fund             Over $       100,000       Over $100,000
                     iShares MSCI Pacific ex-Japan Index       Over $       100,000
                     Fund
                     iShares MSCI EAFE Index Fund              Over $       100,000

Robert H. Silver     iShares Dow Jones U.S. Broker-Dealers     Over $       100,000       Over $100,000
                     Index Fund
                     iShares MSCI EAFE Index Fund              Over $       100,000
                     iShares S&P 500 Index Fund                Over $       100,000
                     iShares Russell 2000 Index Fund           Over $       100,000

Darrell Duffie       N/A                                            $             0            $      0

As of December 31, 2007, none of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust ("Independent Trustees") or their immediate family members owned beneficially or of record any securities of BGFA (the Fund's investment adviser), the Distributor or any person controlling, controlled by or under common control with BGFA or the Distributor.


Remuneration of Trustees. The Trust pays each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $90,000 for meetings of the Board attended by the Trustee; also the Trust pays Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. During the period January 1, 2007 through December 31, 2007, the Trust paid each Independent Trustee and John Martinez, an Interested Trustee, an annual fee of $75,000 for meetings of the Board attended by the Trustee; also the Trust paid Charles Hurty an annual fee of $20,000 for service as the chairperson of the Board's Audit Committee and George G. C. Parker an annual fee of $25,000 for service as the Board's Lead Independent Trustee. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings.

The table below sets forth the total compensation paid to each Interested Trustee for the calendar year ended December 31, 2007:

                                                                            Total
                                            Pension or                   Compensation
                             Aggregate      Retirement      Estimated      From the
                            Compensation Benefits Accrued    Annual          Fund
                              from the   As Part of Trust Benefits Upon    and Fund
Name of Interested Trustee     Trust       Expenses /1/   Retirement /1/ Complex /2/
--------------------------  ------------ ---------------- -------------- ------------
   Lee T. Kranefuss/3/.....   $     0     Not Applicable  Not Applicable   $      0
   John E. Martinez/3/.....   $75,000     Not Applicable  Not Applicable   $150,000

--------

/1/ No Trustee or officer is entitled to any pension or retirement benefits from the Trust.


/2/ Includes compensation for service on the Board of Directors of iShares, Inc.

/3/ Lee T. Kranefuss was not compensated by the Trust due to his employment with BGI during the time period reflected in the table.

The table below sets forth the compensation paid to each Independent Trustee for the calendar year ended December 31, 2007:


                                                 Pension or
                                                 Retirement
                                  Aggregate   Benefits Accrued   Estimated           Total
                                 Compensation        As           Annual         Compensation
                                   from the    Part of Trust   Benefits Upon     From the Fund
Name of Independent Trustee /1/     Trust       Expenses /2/   Retirement /2/ and Fund Complex /3/
------------------------------   ------------ ---------------- -------------- -------------------
     George G. C. Parker........   $100,000    Not Applicable  Not Applicable      $200,000
     John E. Kerrigan...........   $ 75,000    Not Applicable  Not Applicable      $150,000
     Charles A. Hurty...........   $ 95,000    Not Applicable  Not Applicable      $190,000
     Cecilia H. Herbert.........   $ 75,000    Not Applicable  Not Applicable      $150,000
     Robert H. Silver*..........   $ 56,250    Not Applicable  Not Applicable      $112,500

--------
*  Appointed to serve as Independent Trustee of the Trust effective March 9,
   2007.


/1/ Compensation is not shown for Darrell Duffie because he was appointed to serve as Independent Trustee of the Trust effective June 18, 2008.

/2/ No Trustee or officer is entitled to any pension or retirement benefits from the Trust.

/3/ Includes compensation for service on the Board of Directors of iShares, Inc.


The Trustees and officers of the Trust do not own any outstanding shares of the Fund as of the date of this SAI.

Control Persons and Principal Holders of Securities. Ownership information is not provided for the Fund as it had not commenced operations as of the date of this SAI.

Investment Advisory, Administrative and Distribution Services

Investment Adviser. BGFA serves as investment adviser to the Fund pursuant to an Investment Advisory Agreement between the Trust, on behalf of the Fund, and BGFA. BGFA is a California corporation indirectly owned by Barclays Bank PLC and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Advisory Agreement, BGFA, subject to the supervision of the Board and in conformity with the stated investment policies of the Fund, manages and administers the Trust and the investment of the Fund's assets. BGFA is responsible for placing purchase and sale orders and providing continuous supervision of the investment portfolio of the Fund.

Pursuant to the Investment Advisory Agreement, BGFA is responsible for all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense and taxes, brokerage expenses and other expenses connected with the execution of portfolio securities transactions, distribution fees and extraordinary expenses. For its investment management services to the Fund, BGFA is paid a management fee at the annual rates (as a percentage of the Fund's average net assets) set forth below:



Fund                                                             Management Fee
----                                                             --------------
iShares S&P Global Timber & Forestry Index Fund.................      0.48%


The Investment Advisory Agreement with respect to the Fund continues in effect for two years from its effective date, and thereafter is subject to annual approval by (i) the Board or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund, provided that in either event such continuance also is approved by a majority of the Board who are not interested persons (as defined in the 1940 Act) of the Fund, by a vote cast in person at a meeting called for the purpose of voting on such approval.

The Investment Advisory Agreement with respect to the Fund is terminable without penalty on 60 days' notice by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities (as defined in the 1940
Act). The Investment Advisory Agreement is also terminable upon 60 days' notice by BGFA and will terminate automatically in the event of its assignment (as defined in the 1940 Act).


Current interpretations of U.S. federal banking laws and regulations (i) may prohibit Barclays Bank PLC, BGI and BGFA from controlling or underwriting the shares of the Fund but (ii) do not prohibit Barclays Bank PLC or BGFA generally from acting as an investment adviser, administrator, transfer agent or custodian to the Fund or from purchasing shares as agent for and upon the order of a customer.


BGFA believes that it may perform advisory and related services for the Trust without violating applicable banking laws or regulations. However, the legal requirements and interpretations about the permissible activities of banks and their affiliates may change in the future. These changes could prevent BGFA from continuing to perform services for the Trust. If this happens, the Board would consider selecting other qualified firms. Any new investment advisory agreement would be subject to shareholder approval.

If current restrictions on bank activities with mutual funds were relaxed BGFA or its affiliates would consider performing additional services for the Trust. BGFA cannot predict whether these changes will be enacted, or the terms under which BGFA or its affiliates might offer to provide additional services.


Portfolio Managers. The individuals named as Portfolio Managers in the Fund's Prospectus are primarily responsible for the day-to-day management of other iShares funds and certain other portfolios and/or accounts as indicated in the table below as of April 30, 2008:


Diane Hsiung


Types of Accounts                                       Number   Total Assets
-----------------                                       ------ ----------------
Registered Investment Companies........................  141   $282,298,000,000
Other Pooled Investment Vehicles.......................  N/A   $            N/A
Other Accounts.........................................    5   $    410,000,000
Accounts with Incentive-Based Fee Arrangements.........  N/A   $            N/A


Greg Savage


Types of Accounts                                       Number   Total Assets
-----------------                                       ------ ----------------
Registered Investment Companies........................  141   $282,298,000,000
Other Pooled Investment Vehicles.......................  N/A   $            N/A
Other Accounts.........................................    6   $    410,000,000
Accounts with Incentive-Based Fee Arrangements.........  N/A   $            N/A



Each of the portfolios or accounts for which the Portfolio Managers are primarily responsible for the day-to-day management seeks to track the rate of return, risk profile and other characteristics of independent third-party indexes by either replicating the same combination of securities that constitute those indexes or through a representative sampling of the securities that constitute those indexes based on objective criteria and data. The Portfolio Managers are required to manage each portfolio or account to meet those objectives. Pursuant to BGI and BGFA policy, investment opportunities are allocated equitably among the Fund and other portfolios and accounts. For example, under certain circumstances, an investment opportunity may be restricted due to limited supply on the market, legal constraints or other factors, in which event the investment opportunity will be allocated equitably among those portfolios and accounts, including the iShares funds, seeking such investment opportunity. As a consequence, from time to time the Fund may receive a smaller allocation of an investment opportunity than they would have if the Portfolio Managers and BGFA and its affiliates did not manage other portfolios or accounts.

Like the Fund, the other portfolios or accounts of which the Portfolio Managers are primarily responsible for the day-to-day portfolio management generally pay an asset-based fee to BGFA or BGI, as applicable, for its advisory services. One or more of those other portfolios or accounts, however, may pay BGI an incentive-based fee in lieu of, or in addition to, an asset- based fee for its advisory services. A portfolio or account with an incentive-based fee would pay BGI a portion of that portfolio's or account's gains, or would pay BGI more for its services than would otherwise be the case if BGI meets or exceeds specified performance targets. Incentive-based fee arrangements could present an incentive for BGI to devote greater resources, and allocate more investment opportunities, to the portfolios or accounts that have those fee arrangements, relative to other portfolios or accounts, in order to earn larger fees. Although BGI has an obligation to allocate resources and opportunities equitably among portfolios and accounts and intends to do so, shareholders of the Fund should be aware that, as with any group of portfolios and accounts managed by an investment adviser and/or its affiliates pursuant to varying fee arrangements, including incentive-based fee arrangements, there is the potential for a conflict-of-interest that may result in the Portfolio Manager's favoring those portfolios or accounts with incentive-based fee arrangements.


The table below shows, for each Portfolio Manager, the number of portfolios or accounts of the types set forth in the above table and the aggregate of total assets in those portfolios or accounts with respect to which the investment management fees are based on the performance of those portfolios or accounts, as of April 30, 2008:


Diane Hsiung


                                                    Number of
                                               Other Accounts with
                                                Performance Fees   Aggregate of
                                                     Managed       Total Assets
                                               ------------------- ------------
Registered Investment Companies...............         N/A             N/A
Other Pooled Investment Vehicles..............         N/A             N/A
Other Accounts................................         N/A             N/A


Greg Savage


                                                    Number of
                                               Other Accounts with
                                                Performance Fees   Aggregate of
                                                     Managed       Total Assets
                                               ------------------- ------------
Registered Investment Companies...............         N/A             N/A
Other Pooled Investment Vehicles..............         N/A             N/A
Other Accounts................................         N/A             N/A



As of April 30, 2008, with respect to all iShares funds and other portfolios and/or accounts managed by the Portfolio Managers, on behalf of BGFA, the Portfolio Managers receive a salary and are eligible to receive an annual bonus. Each Portfolio Manager's salary is a fixed amount generally determined annually based on a number of factors, including but not limited to the Portfolio Manager's title, scope of responsibilities, experience and knowledge. Each Portfolio Manager's bonus is a discretionary amount determined annually based on the overall profitability of the various BGI companies worldwide, the performance of the Portfolio Manager's business unit and an assessment of the Portfolio Manager's individual performance. Each Portfolio Manager's salary and annual bonus are paid in cash. BGFA also operates a mandatory bonus deferral plan for employees whose bonuses exceed certain thresholds which generally becomes payable three years after grant. One half of the mandatory deferral award is "notionally invested" in funds managed by BGI, and the other half is provisionally allocated to shares in Barclays PLC (the ultimate parent company of BGFA). Thus, the value of the final award may be increased or decreased over the three-year period. In addition, a Portfolio Manager may be paid a signing bonus or other amounts in connection with initiation of employment with BGFA. If a Portfolio Manager satisfied the requirements for being part of a "select group of management or highly compensated employees (within the meaning of ERISA section 401(a))" as so specified under the terms of BGI's Compensation Deferral Plan, the Portfolio Manager may elect to defer a portion of his or her bonus under that plan.

If a Portfolio Manager is part of a select group of management or highly compensated employees and is designated by the plan administrators (in their discretion) to be eligible for participation in BGI's Voluntary Levered Alpha Participation Plan ("VLAPP"), the Portfolio Manager may elect to defer a portion of his or her bonus under VLAPP. Under this plan, the Portfolio Manager would receive an award corresponding to the deferred bonus portion if he or she voluntarily elects in advance to defer. VLAPP awards generally vest after three years. The award will be "notionally invested" in a fund(s) managed by BGI over the three-year period, and the return on that notional investment will determine the final award amount. If the referenced fund's return exceeds its benchmark, the excess return is multiplied by a factor of two (2) for the sole purpose of determining the return on the award's notional investment.

Starting in 2008, Portfolio Managers may be selected, on a fully discretionary basis, for awards under BGI's Levered Alpha Participation Plan ("LAPP"). Under LAPP, these awards are determined annually, and generally vest in three equal installments over three years. Each vested installment is paid out upon vesting. At the option of the plan administrators, the award may be "notionally invested" in a fund(s) managed by BGI. If notionally invested, the return on that notional investment during the relevant vesting period will determine the award payout amount. If the referenced fund's return exceeds its benchmark, the excess return is multiplied by the factor specified by the plan administrators at the time of the award grant for the sole purpose of determining the return on the award's notional investment.

Prior to December 31, 2007, Portfolio Managers were eligible for selection, on a fully discretionary basis, for awards under BGI's Compensation Enhancement Plan ("CEP"). Under the CEP, these awards were determined annually, and were generally scheduled to vest after two years. At the option of the CEP administrators, the award was "notionally invested" in funds managed by BGI, which means that the final award amount may be increased or decreased according to the performance of the BGI-managed funds over the two-year period. If the award was not notionally invested, the original award amount was paid once vested.


A Portfolio Manager may be granted options to purchase shares in Barclays Global Investors UK Holdings Limited ("BGI UK Holdings"), a company organized under the laws of England and Wales that directly or indirectly owns all of the Barclays Global Investors companies worldwide, which options vest in three equal installments over three years and are generally exercisable during prescribed exercise windows. Shares purchased must generally be held 355 days prior to sale. For such purposes, the value of BGI UK Holdings is based on its fair value as determined by an independent public accounting firm.


As of April 30, 2008, Diane Hsiung and Greg Savage did not beneficially own any shares of the Fund.

Distributor. The Distributor's principal address is One Freedom Valley Drive, Oaks, PA 19456. The Distributor has entered into a Distribution Agreement with the Trust pursuant to which it distributes shares of the Fund. The Distribution Agreement will continue for two years from its effective date and is renewable annually. Shares are continuously offered for sale by the Fund through the Distributor only in Creation Units, as described in the Prospectus and below in the Creation and Redemption of Creation Units section of this SAI. Shares in less than Creation Units are not distributed by the Distributor. The Distributor will deliver the Prospectus and, upon request, the SAI to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it. The Distributor is a broker-dealer registered under Securities Exchange Act of 1934, as amended (the "1934 Act") and a member of the Financial Industry Regulatory Authority ("FINRA").

The Distribution Agreement for the Fund provides that it may be terminated at any time, without the payment of any penalty, on at least 60 days' prior written notice to the other party following (i) the vote of a majority of the Independent Trustees or (ii) the vote of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. The Distribution Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

The Distributor may also enter into agreements with securities dealers ("Soliciting Dealers") who will solicit purchases of Creation Units of shares. Such Soliciting Dealers may also be Authorized Participants (as defined below), DTC Participants (as defined below) and/or Investor Services Organizations.

BGFA or BGI may, from time to time and from its own resources, pay, defray or absorb costs relating to distribution, including payments out of its own resources to the Distributor, or to otherwise promote the sale of shares.


Codes of Ethics. The Trust, BGFA and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, subject to certain limitations, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

Administrator, Custodian and Transfer Agent. State Street Bank and Trust Company ("State Street") serves as administrator, custodian and transfer agent for the Fund. State Street's principal address is 200 Clarendon Street, Boston, MA 02116. Pursuant to an Administration Agreement with the Trust, State Street provides necessary administrative, legal, tax and accounting and financial reporting services for the maintenance and operations of the Trust and the Fund. In addition, State Street makes available the office space, equipment, personnel and facilities required to provide such services. Pursuant to a Custodian Agreement with the Trust, State Street maintains in separate accounts cash, securities and other assets of the Trust and the Fund, keeps all necessary accounts and records and provides other services. State Street is required, upon the order of the Trust, to deliver securities held by State Street and to make payments for securities purchased by the Trust for the Fund. Also, pursuant to a Delegation Agreement with the Trust, State Street is authorized to appoint certain foreign custodians or foreign custody managers for Fund investments outside the United States. Pursuant to a Transfer Agency and Service Agreement with the Trust, State Street acts as transfer agent for the Fund's authorized and issued shares of beneficial interest and as dividend disbursing agent of the Trust. As compensation for these services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by BGFA from its management fee.

Index Provider. The Fund is based upon a particular index compiled by S&P. S&P is not affiliated with the Fund or with BGI or BGI's affiliates. The Fund is entitled to use its Underlying Index pursuant to a sub-licensing agreement with BGI, which in turn has a licensing agreement with S&P. BGI has provided the sub-license to the Fund without charge.


Brokerage Transactions

BGFA assumes general supervision over placing orders on behalf of the Fund for the purchase and sale of portfolio securities. In selecting brokers or dealers for any transaction in portfolio securities, BGFA's policy is to make such selection based on factors deemed relevant, including but not limited to, the breadth of the market in the security, the price of the security, the reasonableness of the commission or mark-up or mark-down, if any, execution capability, settlement capability, back office efficiency and the financial condition of the broker or dealer, both for the specific transaction and on a continuing basis. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Brokers may also be selected because of their ability to handle special or difficult executions, such as may be involved in large block trades, less liquid securities, broad distributions, or other circumstances. BGFA does not consider the provision or value of research, products or services a broker or dealer may provide, if any, as a factor in the selection of a broker or dealer or the determination of the reasonableness of commissions paid in connection with portfolio transactions. The Trust has adopted policies and procedures that prohibit the consideration of sales of the Fund's shares as a factor in the selection of a broker or a dealer to execute its portfolio transactions.

The Fund's purchase and sale orders for securities may be combined with those of other investment companies, clients or accounts that BGFA manages or advises and for which it has brokerage placement authority. If purchases or sales of portfolio securities of the Fund and one or more other accounts managed or advised by BGFA are considered at or about the same time, transactions in such securities are allocated among the Fund and the other accounts in a manner deemed equitable to all by BGFA. In some cases, this procedure could have a detrimental effect on the price or volume of the security as far as the Fund is concerned. However, in other cases, it is possible that the ability to participate in volume transactions and to negotiate lower transaction costs will be beneficial to the Fund. BGFA may deal, trade and invest for its own account in the types of securities in which the Fund may invest. BGFA may, from time to time, effect trades on behalf of and for the account of the Fund with brokers or dealers that are affiliated with BGFA, in conformity with the 1940 Act and SEC rules and regulations. Under these provisions, any commissions paid to affiliated brokers or dealers must be reasonable and fair compared to the commissions charged by other brokers or dealers in comparable transactions. The Fund will not deal with affiliates in principal transactions unless permitted by applicable SEC rule or regulation or by SEC exemptive order.


Portfolio turnover rates may vary from year to year, as well as within a year. High turnover rates may result in comparatively greater brokerage expenses.


Additional Information Concerning the Trust


Shares. The Trust currently consists of over 130 separate investment portfolios called funds. The Trust issues shares of beneficial interests in the funds with no par value. The Board may designate additional iShares funds.


Each share issued by a fund has a pro rata interest in the assets of that fund. Shares have no preemptive, exchange, subscription or conversion rights and are freely transferable. Each share is entitled to participate equally in dividends and distributions declared by the Board with respect to the relevant fund, and in the net distributable assets of such fund on liquidation.

Each share has one vote with respect to matters upon which a shareholder vote is required consistent with the requirements of the 1940 Act and the rules promulgated thereunder. Shares of all funds vote together as a single class except that if the matter being voted on affects only a particular fund, or if a matter affects a particular fund differently from other funds, that fund will vote separately on such matter.

Under Delaware law, the Trust is not required to hold an annual meeting of shareholders unless required to do so under the 1940 Act. The policy of the Trust is not to hold an annual meeting of shareholders unless required to do so under the 1940 Act. All shares (regardless of the fund) have noncumulative voting rights for the Board. Under Delaware law, Trustees of the Trust may be removed by vote of the shareholders.

Following the creation of the initial Creation Unit(s) of shares of a fund and immediately prior to the commencement of trading in such fund's shares, a holder of shares may be a "control person" of the fund, as defined in the 1940 Act. A fund cannot predict the length of time for which one or more shareholders may remain a control person of the fund.

Shareholders may make inquiries by writing to the Trust, c/o the Distributor, SEI Investments Distribution Co., at One Freedom Valley Drive, Oaks PA 19456.

Absent an applicable exemption or other relief from the SEC or its staff, beneficial owners of more than 5% of the shares of a fund may be subject to the reporting provisions of Section 13 of the 1934 Act and the SEC's rules promulgated thereunder. In addition, absent an applicable exemption or other relief from the SEC staff, officers and Trustees of a fund and beneficial owners of 10% of the shares of a fund ("Insiders") may be subject to the insider reporting, short-swing profit and short sale provisions of Section 16 of the 1934 Act and the SEC's rules promulgated thereunder. Beneficial owners and Insiders should consult with their own legal counsel concerning their obligations under Sections 13 and 16 of the 1934 Act.


Termination of the Trust or the Fund. The Trust or the Fund may be terminated by a majority vote of the Board or the affirmative vote of a supermajority of the holders of the Trust or the Fund entitled to vote on termination. Although the shares are not automatically redeemable upon the occurrence of any specific event, the Trust's organizational documents provide that the Board will have the unrestricted power to alter the number of shares in a Creation Unit. In the event of a termination of the Trust or the Fund, the Board, in its sole discretion, could determine to permit the shares to be redeemable in aggregations smaller than Creation Units or to be individually redeemable. In such circumstance, the Trust may make redemptions in kind, for cash or for a combination of cash or securities.


DTC as Securities Depository for Shares of the Fund. Shares of the Fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC.


DTC, a limited-purpose trust company, was created to hold securities of its participants ("DTC Participants") and to facilitate the clearance and settlement of securities transactions among the DTC Participants in such securities through electronic book-entry changes in accounts of the DTC Participants, thereby eliminating the need for physical movement of securities' certificates. DTC Participants include securities brokers and dealers, banks, trust companies, clearing corporations and certain other organizations, some of whom (and/or their representatives) own DTC. More specifically, DTC is owned by a number of its DTC Participants and by the New York Stock Exchange ("NYSE"), the American Stock Exchange and the FINRA. Access to the DTC system is also available to others such as banks, brokers, dealers and trust companies that clear through or maintain a custodial relationship with a DTC Participant, either directly or indirectly ("Indirect Participants").

Beneficial ownership of shares is limited to DTC Participants, Indirect Participants and persons holding interests through DTC Participants and Indirect Participants. Ownership of beneficial interests in shares (owners of such beneficial interests are referred to herein as "Beneficial Owners") is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC Participants) and on the records of DTC Participants (with respect to Indirect Participants and Beneficial Owners that are not DTC Participants). Beneficial Owners will receive from or through the DTC Participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the Trust and DTC, DTC is required to make available to the Trust upon request and for a fee to be charged to the Trust a listing of the shares of the Fund held by each DTC Participant. The Trust shall inquire of each such DTC Participant as to the number of Beneficial Owners holding shares, directly or indirectly, through such DTC Participant. The Trust shall provide each such DTC Participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC Participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC Participant, directly or indirectly, to such Beneficial Owners. In addition, the Trust shall pay to each such DTC Participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares of the Trust. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC Participants' accounts with payments in amounts proportionate to their respective beneficial interests in shares of the Fund as shown on the records of DTC or its nominee. Payments by DTC Participants to Indirect Participants and Beneficial Owners of shares held through such DTC Participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a "street name," and will be the responsibility of such DTC Participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC Participants or the relationship between such DTC Participants and the Indirect Participants and Beneficial Owners owning through such DTC Participants. DTC may decide to discontinue providing its service with respect to shares of the Trust at any time by giving reasonable notice to the Trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the Trust shall take action to find a replacement for DTC to perform its functions at a comparable cost.

Creation and Redemption of Creation Units

General. The Trust issues and sells shares of the Fund only in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt, on any Business Day (as defined below), of an order in proper form.

A "Business Day" with respect to the Fund is any day on which the Listing Exchange on which the Fund is listed for trading is open for business. As of the date of this SAI, the Listing Exchange observes the following holidays (as observed): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


Fund Deposit. The consideration for purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of equity securities (i.e., Deposit Securities), which constitutes an optimized representation of the securities of the Fund's Underlying Index, and the Cash Component computed as described below. Together, the Deposit Securities and the Cash Component constitute the "Fund Deposit," which represents the minimum initial and subsequent investment amount for a Creation Unit of the Fund. The Cash Component is an amount equal to the difference between the NAV of the shares (per Creation Unit) and the "Deposit Amount," which is an amount equal to the market value of the Deposit Securities, and serves to compensate for any difference between the NAV per Creation Unit and the Deposit Amount. Payment of any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit.

BGFA, through the NSCC, makes available on each Business Day, prior to the opening of business on the (subject to amendments) Listing Exchange (currently 9:30 a.m., Eastern time), the identity and the required number of shares of each Deposit Security and the amount of the Cash Component to be included in the current Fund Deposit (based on information at the end of the previous Business Day). Such Deposit Securities are applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units of the Fund until such time as the next-announced composition of the Deposit Securities is made available.

The identity and number of shares of the Deposit Securities changes pursuant to the changes in the composition of the Fund's portfolio and as rebalancing adjustments and corporate action events are reflected from time to time by BGFA with a view to the investment objective of the Fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the component securities of the Fund's Underlying Index.


The Trust reserves the right to permit or require the substitution of a "cash in lieu" amount to be added to the Cash Component to replace any Deposit Security that may not be available in sufficient quantity for delivery or that may not be eligible for transfer through the systems of DTC or the Clearing Process (discussed below). The Trust also reserves the right to permit or require a "cash in lieu" amount where the delivery of Deposit Securities by the Authorized Participant (as described below) would be restricted under the securities laws or where the delivery of Deposit Securities to the Authorized Participant would result in the disposition of Deposit Securities by the Authorized Participant becoming restricted under the securities laws, and in certain other situations. The adjustments described above will reflect changes known to BGFA on the date of announcement to be in effect by the time of delivery of the Fund Deposit, in the composition of the Underlying Index or resulting from certain corporate actions.


Procedures for Creation of Creation Units. To be eligible to place orders with the Distributor and to create a Creation Unit of the Fund, an entity must be:
(i) a "Participating Party," i.e., a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the NSCC (the "Clearing Process"), a clearing agency that is registered with the SEC, or
(ii) a DTC Participant, and must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units ("Participant Agreement") (discussed below). A Participating Party or DTC Participant who has executed a Participant Agreement is referred to as an "Authorized Participant." Investors should contact the Distributor for the names of Authorized Participants. All shares of the Fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC Participant.

All creation orders must be placed for one or more Creation Units and whether through a Participating Party, a DTC Participant, must be received by the Distributor in proper form no later than the closing time of the regular trading session of the Listing Exchange ("Closing Time") (ordinarily 4:00 p.m., Eastern time) on any Business Day in order for creation of Creation Units to be effected based on the NAV of shares of the Fund as next determined on such date. The date on which an order to create Creation Units (or an order to redeem Creation Units, as discussed below) is timely received in proper form is referred to as the "Transmittal Date." Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor pursuant to procedures set forth in the Participant Agreement, as described below. Economic or market disruptions or changes, or telephone or other communication failure, may impede the ability to reach the Distributor or an Authorized Participant.

All orders to create Creation Units shall be placed with an Authorized Participant in the form required by such Authorized Participant. In addition, an Authorized Participant may request that an investor make certain representations or enter into agreements with respect to an order (e.g., to provide for payments of cash). Investors should be aware that their particular broker may not have executed a

Participant Agreement and, therefore, orders to create Creation Units of the Fund will have to be placed by the investor's broker through an Authorized Participant. In such cases there may be additional charges to such investor. A limited number of broker-dealers has executed a Participant Agreement and only a small number of such Authorized Participants have international capabilities.


Investors placing orders for Creation Units of the Fund should ascertain the applicable deadline for cash transfers by contacting the operations department of the broker or depositary institution making the transfer of the Cash Component. This deadline is likely to be significantly earlier than the Closing Time. Investors should be aware that the Authorized Participant may require orders for Creation Units placed with it to be in the form required by the individual Authorized Participant, which form may not be the same as the form of purchase order specified by the Trust that the Authorized Participant must deliver to the Distributor.


Placement of Creation Orders. State Street shall cause the sub-custodian of the Fund to maintain an account into which the Authorized Participant shall deliver, on behalf of itself or the party on whose behalf it is acting, the securities included in the designated Fund Deposit (or the cash value of all or part of such securities, in the case of a permitted or required cash purchase or "cash in lieu" amount), with any appropriate adjustments as advised by the Trust. Deposit Securities must be delivered to an account maintained at the applicable local sub-custodian(s). Orders to purchase Creation Units must be received by the Distributor from an Authorized Participant on its own or another investor's behalf by the Closing Time on any Business Day. However, when a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern time, on the contractual settlement date.

The Authorized Participant must also make available no later than 2:00 p.m., Eastern time, on the contractual settlement date, by means satisfactory to the Trust, immediately-available or same-day funds estimated by the Trust to be sufficient to pay the Cash Component next determined after acceptance of the purchase order, together with the applicable purchase transaction fee. Any excess funds will be returned following settlement of the issue of the Creation Unit.


Issuance of a Creation Unit. Except as provided herein, a Creation Unit will not be issued until the transfer of cash or, if applicable, good title to the Company of the Deposit Securities and the payment of the Cash Component have been completed. When the subcustodian has confirmed to the Custodian that the securities included in the Fund Deposit (or the cash value thereof) have been delivered to the account of the relevant subcustodian or subcustodians, the Distributor and the Adviser shall be notified of such delivery and the Company will issue and cause the delivery of the Creation Unit. Creation Units typically are issued on a "T+3 basis" (i.e., three Business Days after trade date). However, as discussed in the Regular Holidays section of this SAI, the Fund reserves the right to settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (i.e., the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.

To the extent contemplated by the applicable Participant Agreement, Creation Units may be issued to such Authorized Participant notwithstanding the fact that corresponding Fund Deposits have not been received in part or in whole, in reliance on the undertaking of the Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking shall be secured by such Authorized Participant's delivery and maintenance of collateral consisting of cash in the form of U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which BGFA may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m., Eastern time, on the contractual settlement date. The Participant Agreement will permit the Fund to buy the missing Deposit Securities at any time and will subject the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such securities and the value of the collateral.


Acceptance of Orders for Creation Units. The Trust reserves the absolute right to reject any creation order for shares of the Fund transmitted to it by the Distributor in respect of the Fund if: (i) the order is not in proper form;
(ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (iii) the Deposit Securities delivered do not conform to the identity and number of shares disseminated through the facilities of the NSCC for that date by BGFA, as described above;
(iv) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (v) acceptance of the Fund Deposit would, in the opinion of counsel, be unlawful; (vi) acceptance of the Fund Deposit would, in the discretion of the Trust or BGFA, have an adverse effect on the Trust or the rights of beneficial owners or (vii) circumstances outside the control of the Trust, State Street, the Distributor or BGFA would make it impossible or impracticable to process creation orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy and computer failures; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting the Trust, BGFA, the Distributor, DTC, NSCC, State Street, the sub-custodian or any other participant in the creation process, and similar extraordinary events. The Distributor shall notify a prospective creator of a Creation Unit and/or the Authorized Participant acting on behalf of the creator of a Creation Unit of its rejection of such order. The Trust, State Street, the sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Fund Deposits nor shall any of them incur any liability for the failure to give such notification.

All questions as to the number of shares of each security in the Deposit Securities and the validity form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust, and the Trust's determination shall be final and binding.


Creation Transaction Fee. A purchase transaction fee is imposed for the transfer and other transaction costs of the Fund associated with the issuance of Creation Units. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by a purchaser on the same day. Purchasers of Creation Units for cash are required to pay an additional variable charge to compensate for brokerage and market impact expenses. When the Trust permits an in-kind purchaser to substitute cash in lieu of depositing a portion of the Deposit Securities, the purchaser will be assessed the additional variable charge for cash purchases on the "cash in lieu" portion of its investment up to a maximum additional charge as indicated in chart below. Investors will also bear the costs of transferring the Deposit Securities to the Trust. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth standard and maximum creation transaction fees:


                                                          Standard    Maximum
                                                          Creation   Additional
                                                         Transaction  Variable
                                                             Fee      Charge*
                                                         ----------- ----------
iShares S&P Global Timber & Forestry Index Fund**.......    $300        3.0%

--------

*  As a percentage of the amount invested.

** Cash and in-kind purchases are permitted.


Redemption of Shares in Creation Units. Shares of the Fund may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by the Fund through State Street and only on a Business Day. The Fund will not redeem shares in amounts less than Creation Units. Beneficial Owners must accumulate enough shares in the secondary market to constitute a Creation Unit in order to have such shares redeemed by the Trust. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit by an investor who wishes to redeem a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

BGFA and the Distributor makes available through the NSCC, immediately prior to the opening of business on the applicable Listing Exchange (currently 9:30 a.m., Eastern time) on each Business Day, the identity and number of shares that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as described below) on that day ("Fund Securities"). Fund Securities received on redemption may not be identical to Deposit Securities that are applicable to creations of Creation Units.

Unless cash redemptions are available or specified for the Fund, the redemption proceeds for a Creation Unit generally consist of Fund Securities plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after receipt of a request in proper form, and the value of the Fund Securities (such difference, the "Cash Redemption Amount"), less the redemption transaction fee set forth below. In the event that the Fund Securities have a value greater than the NAV of the shares, a compensating cash payment equal to such difference is required to be made by or through an Authorized Participant by the redeeming shareholder.


Redemptions of shares will be subject to compliance with applicable U.S. federal and state securities laws and the Fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that the Trust cannot lawfully deliver specific Fund Securities upon redemptions or cannot do so without first registering the Fund Securities under such laws. An Authorized Participant, or an investor for which it is acting subject to a legal restriction with respect to a particular security included in the Fund Securities, may be paid an equivalent amount of cash. This would specifically prohibit delivery of Fund Securities that are not registered in reliance upon Rule 144A under the 1933 Act to a redeeming Beneficial Owner that is not a "qualified institutional buyer," as such term is defined under Rule 144A of the 1933 Act. An Authorized Participant may request a redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.


The right of redemption may be suspended or the date of payment postponed with respect to the Fund: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares of the Fund or determination of the Fund's NAV is not reasonably practicable or
(iv) in such other circumstances as is permitted by the SEC.


Redemption Transaction Fee. A redemption transaction fee is imposed to offset transfer and other transaction costs that may be incurred by the Fund. The fee is a single charge and will be the same regardless of the number of Creation Units redeemed by an investor on the same day. Where the Trust permits in-kind redemptions, the redeeming investor will be assessed an additional variable charge on the cash-in-lieu portion of its redemption proceeds, up to a maximum additional variable charge as indicated in the chart below. Investors will also bear the costs of transferring the Fund Securities from the Trust to their account or on their order. Investors who use the services of a broker or other such intermediary may be charged a fee for such services.


The following table sets forth the standard and maximum redemption transaction fees for the Fund:



                                                          Standard    Maximum
                                                         Redemption  Additional
                                                         Transaction  Variable
                                                             Fee      Charge*
                                                         ----------- ----------
iShares S&P Global Timber & Forestry Index Fund**.......    $300        2.0%

--------

*  As a percentage of the amount invested.

** Cash and in-kind purchases are permitted.


Placement of Redemption Orders. Orders to redeem Creation Units must be delivered through an Authorized Participant. An order in good form to redeem Creation Units is deemed received by the Trust on the Transmittal Date if:
(i) a request in satisfactory form to the Trust is received by State Street not later than the Closing Time on the Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of the Fund specified in such order, which delivery must be made through DTC to State Street no later than 10:00 a.m., Eastern time, on the next Business Day following the Transmittal Date and (iii) all other procedures set forth in the Participant Agreement are properly followed. Deliveries of Fund Securities to redeeming investors generally will be made within three Business Days. Due to the schedule of holidays in certain countries, however, the delivery of in-kind redemption proceeds may take longer than three Business Days after the Transmittal Date. In such cases, the local market settlement procedures will not commence until the end of local holiday periods. See below for a list of local holidays in the foreign countries relevant to the Fund.

In order to take delivery of shares of Fund Securities upon redemption of shares of the Fund, a redeeming Beneficial Owner, or Authorized Participant acting on behalf of such Beneficial Owner, must maintain appropriate security arrangements with a qualified broker-dealer, bank or other custody provider in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered.


To the extent contemplated by an Authorized Participant's agreement with the Distributor, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Unit to be redeemed to the Fund's Transfer Agent, the Distributor will accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible. Such undertaking shall be secured by the Authorized Participant's delivery and maintenance of collateral consisting of cash, in U.S. dollars in immediately available funds having a value (marked to market daily) at least equal to 115%, which BGFA may change from time to time, of the value of the missing Deposit Securities. Such cash collateral must be delivered no later than 2:00 p.m. Eastern time, on the contractual settlement date and shall be held by State Street and marked to market daily, and the fees of State Street and any sub-custodians in respect of the delivery, maintenance and redelivery of the cash collateral shall be payable by the Authorized Participant. The cash collateral posted by the Authorized Participant may be invested at the risk of the Authorized Participant and income, if any, will be paid to the Authorized Participant. The Participant Agreement permits the Trust, on behalf of the Fund, to acquire the Deposit Securities and the Cash Component underlying such shares at any time and subjects the Authorized Participant to liability for any shortfall between the cost to the Trust of purchasing such shares, Deposit Securities or Cash Component and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by State Street according to the procedures set forth under Determination of NAV computed on the Business Day on which a redemption order is deemed received in good form by the Trust. Therefore, if a redemption order in proper form is submitted to State Street by a DTC Participant not later than Closing Time on the Transmittal Date and the requisite number of shares of the relevant Fund are delivered to State Street prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by State Street on such Transmittal Date. If, however, a redemption order is submitted to State Street by a DTC Participant not later than the Closing Time on the Transmittal Date but either (i) the requisite number of shares of the relevant Fund are not delivered by the DTC Cut-Off-Time, as described above, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed on the Business Day that such order is deemed received by the Trust, (i.e., the Business Day on which the shares of the Fund are delivered through DTC to State Street by the DTC Cut-Off-Time) on such Business Day pursuant to a properly submitted redemption order.


If it is not possible to effect deliveries of the Fund Securities, the Trust may in its discretion redeem such shares in cash and the redeeming Beneficial Owner will be required to receive its redemption proceeds in cash. In addition, an investor may request a redemption in cash that the Fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of the Fund next determined after the redemption request is received in proper form (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset the Trust's brokerage and other transaction costs associated with the disposition of Fund Securities). A Fund may also, in its sole discretion, upon request of a shareholder, provide such redeemer a portfolio of securities that differs from the exact composition of the Fund Securities but does not differ in NAV.

Because the portfolio securities of the Fund may trade on days when the Listing Exchange for the Fund is closed or on days that are otherwise not Business Days for the Fund, investors may not be able to redeem their shares of the Fund or purchase and sell shares of the Fund on the Listing Exchange, on days when the NAV of the Fund could be significantly affected by events in relevant foreign markets.

Regular Holidays. The Fund generally intends to effect deliveries of Creation Units and Portfolio Securities. The Fund may effect deliveries of Creation Units and Portfolio Securities on a basis other than T plus three or T plus two in order to accommodate local holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates, or under certain other circumstances. The ability of the Trust to effect in-kind creations and redemptions within three Business Days of receipt of an order in good form is subject, among other things, to the condition that, within the time period from the date of the order to the date of delivery of the securities, there are no days that are holidays in the applicable foreign market. For every occurrence of one or more intervening holidays in the applicable foreign market that are not holidays observed in the U.S. equity market, the redemption settlement cycle will be extended by the number of such intervening holidays. In addition to holidays, other unforeseeable closings in a foreign market due to emergencies may also prevent the Trust from delivering securities within normal settlement period.

The securities delivery cycles currently practicable for transferring Portfolio Securities to redeeming investors, coupled with foreign market holiday schedules, will require a delivery process longer than seven calendar days for the Fund, in certain circumstances. The holidays applicable to the Fund during such periods are listed below, as are instances where more than seven days will be needed to deliver redemption proceeds. Although certain holidays may occur on different dates in subsequent years, the number of days required to deliver redemption proceeds in any given year is not expected to exceed the maximum number of days listed below for the Fund. The proclamation of new holidays, the treatment by market participants of certain days as "informal holidays" (e.g., days on which no or limited securities transactions occur, as a result of substantially shortened trading hours), the elimination of existing holidays, or changes in local securities delivery practices, could affect the information set forth herein at some time in the future.


The dates in calendar years 2008 and 2009 in which the regular holidays affecting the relevant securities markets of the below listed countries are expected to be as follows (please note that these holiday schedules are subject to potential change in relevant securities markets):



2008
Argentina
Jan 1                  May 1              Nov 6              Dec 31
March 20               June 16            Dec 8
March 21               July 9             Dec 24
March 31               Aug 18             Dec 25

Australia
Jan. 1                 March 21           May 19             Aug. 13
Jan. 28                March 24           June 2             Oct. 6
March 3                April 25           June 9             Nov. 4
March 10               May 5              Aug. 4             Dec. 25
                                                             Dec. 26

Austria
Jan. 1                 May 12             Dec. 24
March 21               May 22             Dec. 25
March 24               Aug. 15            Dec. 26
May 1                  Dec. 8             Dec. 31

Belgium
Jan. 1                 May 2              Nov. 11
March 21               May 17             Dec. 25
March 24               July 21            Dec. 26
May 1                  Aug. 15            Dec. 31

Brazil
Jan 1                  March 21           July 9             Dec 31
Jan 25                 April 21           Nov 20
Feb 4                  May 1              Dec 24
Feb 5                  May 22             Dec 25

Canada
Jan. 1                 May 21             Sept. 3            Dec. 26
Jan. 2                 June 25            Oct. 8
Feb. 19                July 2             Nov. 12
April 6                Aug. 6             Dec. 25

Chile
Jan 1                  Aug 15             Dec 25
March 21               Sep 18             Dec 31
May 1                  Sep 19
May 21                 Dec 8

China
Jan 1                  May 1-2            Sep 1              Nov 11
Jan 21                 May 5-7            Oct 1-3            Nov 27
Feb 4-8                May 26             Oct 6-7            Dec 25
Feb 11-13              July 4             Oct 13

Colombia
Jan 1                  May 1              Aug 7              Dec 8
Jan 7                  May 5              Aug 18             Dec 25
March 20               May 26             Oct 13             Dec 31
March 21               June 2             Nov 3
March 24               June 30            Nov 17

Czech Republic
Jan 1                  Oct 28             Dec 26
Mar 24                 Nov 17             Dec 31
May 1                  Dec 24
May 8                  Dec 25

Denmark
Jan. 1                 April 18           Dec. 24
March 20               May 1              Dec. 25
March 21               May 12             Dec. 26
March 24               June 5             Dec. 31

Egypt
Jan 1                  April 27           July 23            Dec 7
Jan 7                  April 28           Oct 1              Dec 8
Jan 10                 May 1              Oct 2              Dec 9
March 20               July 1             Oct 6              Dec 29

Finland
Jan. 1                 June 20            Dec. 31
March 21               Dec. 24
March 24               Dec. 25
May 1                  Dec. 26

France
Jan. 1                 May 8              Dec. 25
March 21               June 14            Dec. 26
March 24               Aug. 15
May 1                  Nov. 11

Germany
Jan. 1                 May 1              Oct. 3             Dec. 31
Feb. 4                 May 12             Dec. 24
March 21               May 22             Dec. 25
March 24               Aug. 15            Dec. 26

Greece
Jan. 1                 March 25           June 16            Dec. 26
March 10               April 25           Aug. 15
March 21               April 18           Oct. 28
March 24               May 1              Dec. 25

Hong Kong
Jan. 1                 March 24           July 1             Dec. 25
Feb. 6                 April 4            Sept. 15           Dec. 26
Feb. 7                 May 1              Oct. 1             Dec. 31
Feb. 8                 May 12             Oct. 7
March 21               June 9             Dec. 24

Hungary
Jan 1                  May 12             Dec 24
March 24               Aug 20             Dec 25
May 1                  Oct 23             Dec 26
May 2                  Oct 24

India
Jan 19                 April 14           Aug 19             Oct 30
Jan 26                 April 18           Aug 22             Nov 12
March 6                May 1              Sept 3             Nov 13
March 21               May 20             Sept 30            Dec 9
March 22               June 30            Oct 2              Dec 25
April 1                July 1             Oct 9
April 7                Aug 15             Oct 28

Indonesia
Jan 1                  April 7            Sept 29            Dec 25
Jan 10                 May 1              Oct 1              Dec 26
Jan 11                 May 20             Oct 2              Dec 29
Feb 7                  July 28            Oct 3              Dec 31
March 20               July 30            Dec 8
March 21               Aug 18             Dec 24

Ireland
Jan. 1                 May 1              Oct. 27            Dec. 29
March 17               May 5              Dec. 24
March 21               June 2             Dec. 25
March 24               Aug. 4             Dec. 26

Israel
March 21               June 9             Oct 8              Oct 21
April 20               Aug 10             Oct 9
May 7                  Sept 29            Oct 13
May 8                  Sept 30            Oct 14
June 8                 Oct 1              Oct 20

Italy
Jan. 1                 June 2             Dec. 25
March 21               Aug. 15            Dec. 26
April 25               Dec. 8             Dec. 31
May 1                  Dec. 24

Japan
Jan 1-3                July 21            Dec 23
Jan 14                 Sept 15            Dec 31
Feb 11                 Sept 23
March 20               Oct 13
April 29               Nov 3
May 5                  Nov 24

Jordan
Jan 1                  July 30            Nov 13             Dec 25
Jan 10                 Sept 29            Dec 7              Dec 29
Jan 30                 Sept 30            Dec 8              Dec 31
March 20               Oct 1              Dec 9
May 1                  Oct 2              Dec 10
May 25                 Oct 5              Dec 11

Malaysia
Jan 1                  March 20           Sept 1             Dec 8
Jan 10                 May 1              Oct 1              Dec 25
Feb 1                  May 19             Oct 2              Dec 29
Feb 6                  May 20             Oct 3
Feb 7                  May 30             Oct 27
Feb 8                  June 7             Oct 28

Mexico
Jan 1                  March 21           Nov 20
Feb 4                  May 1              Dec 12
March 17               Sept 16            Dec 25
March 20               Nov 17

Morocco
Jan 1                  May 1              Oct 1              Dec 9
Jan 10                 July 30            Oct 2              Dec 10
Jan 11                 Aug 14             Nov 6              Dec 29
Mar 20                 Aug 20             Nov 18
Mar 21                 Aug 21             Dec 8

Netherlands
Jan. 1                 May 1
March 21               May 12
March 24               Dec. 25
April 30               Dec. 26

New Zealand
Jan. 1                 Feb. 6             June 2
Jan. 2                 March 21           Oct. 27
Jan. 21                March 24           Dec. 25
Jan. 28                April 25           Dec. 26

Norway
Jan. 1                 May 1              Dec. 26
March 20               May 12             Dec. 31
March 21               Dec. 24
March 24               Dec. 25

Peru
Jan 1                  July 28            Dec 24
March 20               July 29            Dec 25
March 21               Oct 8              Dec 31
May 1                  Dec 8

Philippines
Jan 1                  June 12            Dec 25
Feb 25                 Aug 21             Dec 30
March 20               Oct 1              Dec 31
March 21               Dec 24

Poland
Jan 1                  May 22             Nov 11
March 21               June 7             Dec 25
March 24               June 22            Dec 26
May 1                  Aug 15

Portugal
Jan. 1                 April 25           June 13            Dec. 25
Feb. 5                 May 1              Dec. 1             Dec. 26
March 21               May 22             Dec. 8
March 24               June 10            Dec. 24

Russia
Jan 1-4                May 1-2
Jan 7-9                May 9
Feb 25                 June 12-13
March 10               Nov 3-4

Singapore
Jan. 1                 May 1              Oct. 1             Dec. 17
Feb. 7                 May 19             Oct. 27            Dec. 25
Feb. 8                 May 20             Oct. 28
March 21               Aug. 9             Dec. 8

South Africa
Jan 1                  May 1              Dec 25
March 21               June 16            Dec 26
March 24               Sept 24
April 28               Dec 16

South Korea
Jan 1                  April 10           July 17            Dec 31
Feb 6                  May 1              Aug 15
Feb 7                  May 5              Sept 5
Feb 8                  May 12             Oct 3
April 9                June 6             Dec 25

Spain
Jan. 1                 March 24           July 25            Dec. 26
Jan. 7                 May 1              Aug. 15
March 20               May 2              Dec. 8
March 21               May 15             Dec. 25

Sweden
Jan. 1                 June 6             Dec. 26
March 21               June 20            Dec. 31
March 24               Dec. 24
May 1                  Dec. 25

Switzerland
Jan. 1                 March 24           Aug. 1             Dec. 24
Jan. 2                 May 1              Aug. 15            Dec. 25
March 19               May 12             Sept. 11           Dec. 26
March 21               May 22             Dec. 8             Dec. 31

Taiwan
Jan 1                  Feb 7              April 4
Feb 4                  Feb 8              May 1
Feb 5                  Feb 11             June 9
Feb 6                  Feb 28             Oct 10

Thailand
Jan 1                  April 15           July 1             Dec 5
Feb 20                 May 1              July 18            Dec 10
April 7                May 5              Aug 12
April 14               May 20             Oct 23

Turkey
Jan 1                  Sept 30            Oct 28             Dec 10
April 23               Oct 1              Oct 29             Dec 11
May 19                 Oct 2              Dec 8              Dec 12
Sept 29                Oct 3              Dec 9

United Kingdom
Jan. 1                 May 26
March 21               Aug. 25
March 24               Dec. 25
May 5                  Dec. 26

United States
Jan. 1                 May 26             Nov. 11
Jan. 21                July 4             Nov. 27
Feb. 18                Sept. 1            Dec. 25
March 21               Oct. 13

2009
Argentina
Jan. 1                 May 1              Aug. 17            Dec. 24
April 6                May 25             Oct. 12            Dec. 25
April 9                June 15            Nov. 6             Dec. 31
April 10               July 9             Dec. 8

Australia
Jan. 1                 April 13           June 8             Nov. 3
Jan. 26                April 27           Aug. 3             Dec. 25
March 2                May 5              Aug. 12            Dec. 28
March 9                May 18             Sept. 28
April 10               June 1             Oct. 5

Austria
Jan. 1                 May 1              Oct. 26
Jan. 6                 May 21             Dec. 8
April 10               June 1             Dec. 24
April 13               June 11            Dec. 25

Belgium
Jan. 1                 May 21             Nov. 2
April 10               May 22             Nov. 11
April 13               June 1             Dec. 25
May 1                  July 21

Brazil
Jan. 1                 April 10           July 9             Nov. 20
Jan. 20                April 21           Sept. 7            Dec. 24
Feb. 23                May 1              Oct. 12            Dec. 25
Feb. 24                June 11            Nov. 2             Dec. 31

Canada
Jan. 1                 May 18             Sept. 7            Dec. 28
Jan. 2                 June 24            Oct. 12
Feb. 16                July 1             Nov. 11
April 10               Aug. 3             Dec. 25

Chile
Jan. 1                 June 8             Dec. 8
April 10               June 29            Dec. 25
May 1                  Sept. 18           Dec. 31
May 21                 Oct. 12

China
Jan. 1                 Feb. 3             Sept. 7            Nov. 26
Jan. 19                Feb. 16            Oct. 1-7           Dec. 25
Jan. 26-30             May 1-7            Oct. 12
Feb. 2                 May 25             Nov. 11

Colombia
Jan. 1                 May 1              July 20            Nov. 16
Jan. 12                May 25             Aug 7              Dec. 8
March 23               June 15            Aug 17             Dec. 25
April 9                June 22            Oct. 12            Dec. 31
April 10               June 29            Nov. 2

Czech Republic
Jan. 1                 May 8              Nov. 17
Jan. 2                 July 6             Dec. 24
April 13               Sept. 28           Dec. 25
May 1                  Oct. 28            Dec. 31

Denmark
Jan. 1                 May 8              Dec. 24
April 9                May 21             Dec. 25
April 10               June 1             Dec. 31
April 13               June 5

Egypt
Jan 1                  April 27           July 23            Dec 7
Jan 7                  April 28           Oct 1              Dec 8
Jan 10                 May 1              Oct 2              Dec 9
March 20               July 1             Oct 6              Dec 29

Finland
Jan. 1                 May 1              Dec. 25
Jan. 6                 May 21             Dec. 26
April 10               June 19            Dec. 31
April 13               Dec. 24

France
Jan. 1                 May 8              Dec. 25
April 10               May 21
April 13               July 14
May 1                  Nov. 11

Germany
Jan. 1                 April 13           June 11
Jan. 6                 May 1              Dec. 24
Feb. 23                May 21             Dec. 25
April 10               June 1             Dec. 31

Greece
Jan. 1                 April 10           May 1
Jan. 6                 April 13           June 8
March 2                April 17           Oct. 28
March 25               April 20           Dec. 25

Hong Kong
Jan. 1                 April 13           Oct. 26
Jan. 26                May 1              Dec. 24
Jan. 27                May 28             Dec. 25
Jan. 28                July 1             Dec. 31
April 10               Oct. 1

Hungary
Jan. 1                 June 1             Dec. 24
Jan. 2                 Aug. 20            Dec. 25
April 13               Aug. 21
May 1                  Oct. 23

India
Jan. 8                 April 3            July 1             Oct. 2
Jan. 26                April 7            Aug. 15            Oct. 17
Feb. 23                April 10           Aug. 19            Oct. 19
March 10               April 14           Aug. 22            Nov. 2
March 11               May 1              Sept. 21           Nov. 28
March 27               May 9              Sept. 28           Dec. 25
April 1                June 30            Sept. 30           Dec. 28

Indonesia
Jan. 1                 July 20            Sept. 25
Jan. 26                Aug. 17            Nov. 27
March 26               Sept. 21           Dec. 18
March 27               Sept. 22           Dec. 24
April 10               Sept. 23           Dec. 25
May 21                 Sept. 24           Dec. 31

Ireland
Jan. 1                 May 1              Oct. 26            Dec. 29
March 17               May 4              Dec. 24
April 10               June 1             Dec. 25
April 13               Aug. 3             Dec. 28

Israel
March 10               April 28           Sept. 20
April 8                April 29           Sept. 27
April 9                May 28             Sept. 28
April 14               May 29
April 15               July 30

Italy
Jan. 1                 May 1              Dec. 24
Jan. 6                 June 2             Dec. 25
April 10               June 29            Dec. 31
April 13               Dec. 8

Japan
Jan. 1                 May 4              Oct. 12
Jan. 2                 May 5              Nov. 3
Jan. 12                July 20            Nov. 23
Feb. 11                Sept. 21           Dec. 23
Mar. 20                Sept. 22           Dec. 31
April 29               Sept. 23

Jordan
Jan. 1                 Sept. 20-24
Jan. 29                Nov. 26
March 9                Nov. 29
April 30               Nov. 30
May 25                 Dec. 31
July 20

Malaysia
Jan. 1                 May 1              Sept. 21           Dec. 25
Jan. 26                May 9              Sept. 22
Jan. 27                June 1             Oct. 17
Feb. 2                 June 6             Nov. 27
March 9                Aug. 31            Dec. 18

Mexico
Jan. 1                 April 9-10         Nov. 16
Feb. 2                 May 1              Nov. 20
Feb. 5                 Sept. 16           Dec. 25
March 16               Nov. 2

Morocco
Jan. 1                 Aug. 14            Nov. 27
March 10               Aug. 20-21         Dec. 18
March 11               Sept. 21-22
May 1                  Nov. 6
July 30                Nov. 18

Netherlands
Jan. 1                 May 1
April 10               May 21
April 13               June 1
April 30               Dec. 25

New Zealand
Jan. 1-2               April 10           Dec. 25
Jan. 19                April 13           Dec. 28
Jan. 26                June 1
Feb. 6                 Oct. 26

Norway
Jan. 1                 May 21
April 9-10             June 1
April 13               Dec. 24-25
May 1                  Dec. 31

Peru
Jan. 1                 July 28-29         Dec. 31
April 9-10             Oct. 8
May 5                  Dec. 8
June 29                Dec. 24-25

Philippines
Jan. 1                 May 1              Nov. 2             Dec. 30
Feb. 25                June 12            Nov. 30            Dec. 31
April 9                Aug. 21            Dec. 24
April 10               Sept. 21           Dec. 25

Poland
Jan. 1                 June 11
April 10               Nov. 11
April 13               Dec. 25
May 1

Portugal
Jan. 1                 May 1              Dec. 8
Feb. 24                June 10-11         Dec. 24-25
April 10               Oct. 5
April 13               Dec. 1

Russia
Jan. 1                 March 9            Nov. 4
Jan. 2                 May 1              Nov. 6
Jan. 5-8               May 11
Feb. 23                June 12

Singapore
Jan. 1                 May 1              Oct. 17
Jan. 26                May 9              Nov. 27
Jan. 27                Aug. 10            Dec. 25
April 10               Sept. 21

South Africa
Jan. 1                 May 1              Dec. 16
April 10               June 16            Dec. 25
April 13               Aug. 10
April 27               Sept. 24

South Korea
Jan. 1                 July 17
Jan. 26                Oct. 2
Jan. 27                Dec. 25
May 1                  Dec. 31
May 5

Spain
Jan. 1                 April 13           Nov. 2
Jan. 6                 May 1              Nov. 9
March 19               May 15             Dec. 8
April 9-10             Oct. 12            Dec. 25

Sweden
Jan. 1                 May 1              Dec. 31
Jan. 6                 May 21
April 10               June 19
April 13               Dec. 24-25

Switzerland
Jan. 1-2               April 13           June 11            Dec. 24-25
Jan. 6                 May 1              June 29            Dec. 31
March 19               May 21             Sept. 10
April 10               June 1             Dec. 8

Taiwan
Jan. 1                 Jan. 27            May 28
Jan. 22                Jan. 28
Jan. 23                Jan. 29
Jan. 26                May 1

Thailand
Jan. 1                 April 13           May 5              Aug. 12
Jan. 2                 April 14           May 11             Oct. 23
Feb. 9                 April 15           July 1             Dec. 7
April 6                May 1              July 8             Dec. 10
Dec. 31

Turkey
Jan. 1                 Oct. 28-29
April 23               Nov. 26-27
May 19                 Nov. 30
Sept. 21-22

United Kingdom
Jan. 1                 May 25
April 10               Aug. 31
April 13               Dec. 25
May 4                  Dec. 28

United States
Jan. 1                 May 25             Nov. 11
Jan. 19                July 3-4           Nov. 26
Feb. 16                Sept. 7            Dec. 25
April 10               Oct. 12



Redemption. The longest redemption cycle for the Fund is a function of the longest redemption cycles among the countries whose stocks comprise this Fund. In the calendar years 2008 and 2009*, the dates of the regular holidays affecting the following securities markets present the worst-case redemption cycle for the Fund is as follows:



                    Redemption Request Redemption Settlement    Settlement
Country                   Date                 Date               Period
------------------  ------------------ --------------------- -----------------
Argentina
                       March 17, 2008       March 25, 2008                   8
                       March 18, 2008       March 26, 2008                   8
                       March 19, 2008       March 27, 2008                   8

China
                         Feb. 4, 2008        Feb. 14, 2008                  10
                         Feb. 5, 2008        Feb. 15, 2008                  10

                          Feb. 6, 2008       Feb. 18, 2008                  12
                        April 28, 2008         May 8, 2008                  10
                        April 29, 2008         May 9, 2008                  10
                        April 30, 2008        May 12, 2008                  12
                        Sept. 26, 2008     October 8, 2008                  12
                        Sept. 29, 2008     October 9, 2008                  10
                        Sept. 30, 2008    October 10, 2008                  10

Croatia
                         Dec. 19, 2008       Dec. 29, 2008                  10
                         Dec. 22, 2008       Dec. 30, 2008                   8
                         Dec. 23, 2008        Jan. 2, 2009                  10

Czech Republic
                         Dec. 19, 2008       Dec. 28, 2008                  10
                         Dec. 22, 2008       Dec. 30, 2008                   8
                         Dec. 23, 2008        Dec. 31,2008                   8

Denmark
                        March 17, 2008      March 25, 2008                   8
                        March 18, 2008      March 26, 2008                   8
                        March 19, 2008      March 27, 2008                   8

Finland
                        March 17, 2008      March 25, 2008                   8
                        March 18, 2008      March 26, 2008                   8
                        March 19, 2008      March 27, 2008                   8

Indonesia
                        Sept. 26, 2008     October 6, 2008                  10
                        Sept. 29, 2008     October 7, 2008                   8
                        Sept. 30, 2008     October 8, 2008                   8

Japan
                         Dec. 26, 2008        Jan. 5, 2009                  10
                         Dec. 29, 2008        Jan. 6, 2009                   8
                         Dec. 30, 2008        Jan. 7, 2009                   8

Mexico
                        March 14, 2008      March 24, 2008                  10

Norway
                        March 17, 2008      March 25, 2008                   8
                        March 18, 2008      March 26, 2008                   8
                        March 19, 2008      March 27, 2008                   8

Philippines
                        March 24, 2008        Jan. 2, 2009                   9

Russia*
                         Dec. 26, 2008        Jan. 8, 2008                  13
                         Dec. 27, 2008        Jan. 9, 2008                  13
                         Dec. 28, 2008       Jan. 10, 2008                  13

Denmark
Sweden
                      March 17, 2008      March 25, 2008                     8
                      March 18, 2008      March 26, 2008                     8
                      March 19, 2008      March 27, 2008                     8

Turkey
                       Dec. 4, 2008       Dec. 12, 2008                      8
                       Dec. 5, 2008       Dec. 15, 2008                     10

Venezuela
                      March 14, 2008      March 24, 2008                    10
                      March 17, 2008      March 25, 2008                     8
                      March 18, 2008      March 26, 2008                     8


                   Redemption Request  Redemption Settlement    Settlement
Country                   Date                 Date               Period
-------            ------------------  --------------------- -----------------
Argentina
                        April 3, 2009       April 11, 2009                   8
                        April 4, 2009       April 12, 2009                   8
                        April 5, 2009       April 13, 2009                   8

China
                    January, 21, 2009         Feb. 4, 2009                  14
                     January 22, 2009         Feb. 5, 2009                  14
                     January 23, 2009         Feb. 6, 2009                  14
                       April 28, 2009          May 8, 2009                  10
                       April 29, 2009         May 11, 2009                  10
                       April 30, 2009         May 12, 2009                  12
                       Sept. 28, 2009      October 8, 2009                  12
                       Sept. 29, 2009      October 9, 2009                  10
                       Sept. 30, 2009     October 13, 2009                  13

Denmark
                        April 6, 2009       April 14, 2009                   8
                        April 7, 2009       April 15, 2009                   8
                        April 8, 2009       April 16, 2009                   8

Indonesia
                       Sept. 16, 2009       Sept. 24, 2009                  12
                       Sept. 17, 2009       Sept. 25, 2009                  12
                       Sept. 18, 2009       Sept. 28, 2009                  12

Japan
                       Sept. 16, 2009       Sept. 24, 2009                   8
                       Sept. 17, 2009       Sept. 25, 2009                   8
                       Sept. 18, 2009       Sept. 26, 2009                   8

Norway
                        April 6, 2009       April 14, 2009                   8
                        April 7, 2009       April 15, 2009                   8
                        April 8, 2009       April 16, 2009                   8

Denmark

Philippines
                         Dec. 23, 2009        Jan. 4, 2010                  12
                         Dec. 28, 2009         Jan 5, 2010                   8
                         Dec. 29, 2009        Jan. 6, 2010                   8

Russia**
                         Dec. 29, 2009       Jan. 11, 2010                  13
                         Dec. 30, 2009       Jan. 12, 2010                  13
                         Dec. 31, 2009       Jan. 10, 2010                  13



* Settlement dates in the table above have been confirmed as of 6/18/08. Holidays are subject to change without further notice.

** Assume likely 2010 holiday based on prior year. Settlement cycle in Russia is negotiated on a deal by deal basis. Above data reflects a hypothetical T+3 cycle.


Taxes


Regulated Investment Company Qualification. The Fund intends to qualify for and to elect treatment as a separate RIC under Subchapter M of the IRC. To qualify for treatment as a RIC, the Fund must annually distribute at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains) and meet several other requirements. Among such other requirements are the following: (i) at least 90% of the Fund's annual gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly-traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than a partnership that derives 90% of its income from interest, dividends, capital gains and other traditionally permitted mutual fund income); and (ii) at the close of each quarter of the company's taxable year, (a) at least 50% of the market value of the Fund's total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited for purposes of this calculation in respect of any one issuer to an amount not greater than 5% of the value of the Fund's assets and not greater than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer, of two or more issuers of which 20% or more of the voting stock is held by the Fund and that are engaged in the same or similar trades or businesses or related trades or businesses (other than the securities of other RICs) or the securities of one or more qualified publicly-traded partnerships.

Although in general the passive loss rules of the IRC do not apply to RICs, such rules do apply to a RIC with respect to items attributable to an interest in a qualified publicly traded partnership. The Fund's investments in partnerships, including in qualified publicly traded partnerships, may result in the Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.


Taxation of RICs. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided that it satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the Fund must distribute to its shareholders at least the sum of (i) 90% of its "investment company taxable income" (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. The Fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders. If the Fund fails to qualify for any taxable year as a RIC, all of its taxable income will be subject to tax at regular corporate income tax rates without any deduction for distributions to shareholders, and such distributions generally will be taxable to shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. In such event, distributions to individuals should be eligible to be treated as qualified dividend income and distributions to corporate shareholders generally should be eligible for the dividends-received deduction. Although the Fund intends to distribute substantially all of its net investment income and its capital gains for each taxable year, the Fund will be subject to U.S. federal income taxation to the extent any such income or gains are not distributed. Moreover, if the Fund fails to qualify as a RIC in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a RIC. If the Fund fails to qualify as a RIC for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains with respect to certain of its assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to such assets if the Fund had been liquidated) if it qualifies as a RIC in a subsequent year.

Excise Tax. The Fund will be subject to a 4% excise tax on certain undistributed income if it does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year plus 98% of its capital gain net income for the 12 months ended October 31 of such year. The Fund intends to declare and distribute dividends and distributions in the amounts and at the times necessary to avoid the application of this 4% excise tax.


Taxation of U.S. Shareholders. Dividends and other distributions by the Fund are generally treated under the IRC as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by the Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.

The Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if the Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, the Fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the Fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").


Distributions of net realized long-term capital gains, if any, that the Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of the Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits ("regular dividends") are generally subject to tax as ordinary income, subject to the discussion of qualified dividend income below.

If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an "extraordinary dividend," and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An "extraordinary dividend" on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period; or (ii) in an amount greater than 20% of the taxpayer's tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.

Distributions in excess of the Fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the Fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive and should have a cost basis in the shares received equal to such amount. Dividends paid by the Fund that are attributable to dividends received by the Fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.


Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If the Fund is the holder of record of any security on the record date for any dividends payable with respect to such security, such dividends will be included in the Fund's gross income not as of the date received but as of the later of (a) the date such security became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the security would not be entitled to receive the declared, but unpaid, dividends); or (b) the date the Fund acquired such security. Accordingly, in order to satisfy its income distribution requirements, the Fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by the Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of the Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the Fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly-acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.

Back-Up Withholding. In certain cases, the Fund will be required to withhold at the applicable withholding rate (currently 28%), and remit to the U.S. Treasury such amounts withheld from any distributions paid to a shareholder who: (i) has failed to provide a correct taxpayer identification number; (ii) is subject to back-up withholding by the IRS; (iii) has failed to certify to the Fund that such shareholder is not subject to back-up withholding; or (iv) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

Sections 351 and 362. The Trust, on behalf of the Fund, has the right to reject an order for a purchase of shares of the Fund if the purchaser (or group of purchasers) would, upon obtaining the shares so ordered, own 80% or more of the outstanding shares of the Fund and if, pursuant to Sections 351 and 362 of the IRC, the Fund would have a basis in the securities different from the market value of such securities on the date of deposit. If the Fund's basis in such securities on the date of deposit were less than market value on such date, the Fund, upon disposition of the securities, would recognize more taxable gain or less taxable loss than if its basis in the securities had been equal to market value. It is not anticipated that the Trust will exercise the right of rejection except in a case where the Trust determines that accepting the order could result in material adverse tax consequences to the Fund or its shareholders. The Trust also has the right to require information necessary to determine beneficial share ownership for purposes of the 80% determination.

Taxation of Certain Derivatives. The Fund's transactions in zero coupon securities, foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies), to the extent permitted, will be subject to special provisions of the IRC (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any zero coupon security, foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC.

In certain situations, the Fund may, for a taxable year, defer all or a portion of its capital losses and currency losses realized after October until the next taxable year in computing its investment company taxable income and net capital gain, which will defer the recognition of such realized losses. Such deferrals and other rules regarding gains and losses realized after October may affect the timing and tax character of shareholder distributions.

The Fund's investment in so-called "section 1256 contracts," such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most security indexes, are subject to special tax rules. All section 1256 contracts held by the Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.


Qualified Dividend Income. Distributions by the Fund of investment company taxable income (excluding any short-term capital gains) whether received in cash or shares will be taxable either as ordinary income or as qualified dividend income, eligible for the reduced maximum rate to individuals of 15% (0% for individuals in lower tax brackets) to the extent the Fund receives qualified dividend income on the securities it holds and the Fund designates the distribution as qualified dividend income. Qualified dividend income is, in general, dividend income from taxable domestic corporations (but generally not U.S. REITs) and certain foreign corporations (e.g., foreign corporations which are not "passive foreign investment companies" and which are incorporated in a possession of the U.S. or in certain countries with a comprehensive tax treaty with the U.S., or the stock of which is readily tradable on an established securities market in the U.S.). Under current IRS guidance, the United States has appropriate comprehensive income tax treaties with the following countries:
Australia, Austria, Bangladesh, Barbados, Belgium, Canada, China, Cyprus, Czech Republic, Denmark, Egypt, Estonia, Finland, France, Germany, Greece, Hungary, Iceland, India, Indonesia, Ireland, Israel, Italy, Jamaica, Japan, Kazakhstan, Korea, Latvia, Lithuania, Luxembourg, Mexico, Morocco, Netherlands, New Zealand, Norway, Pakistan, Philippines, Poland, Portugal, Romania, Russian Federation, Slovak Republic, Slovenia, South Africa, Spain, Sri Lanka, Sweden, Switzerland, Thailand, Trinidad and Tobago, Tunisia, Turkey, Ukraine, United Kingdom and Venezuela. A dividend from the Fund will not be treated as qualified dividend income to the extent that (i) the shareholder has not held the shares on which the dividend was paid for 61 days during the 121-day period that begins on the date that is 60 days before the date on which the shares become ex dividend with respect to such dividend (or the Fund fails to satisfy those holding period requirements with respect to the securities it holds that paid the dividends distributed to the shareholder or, in the case of certain preferred stocks, the holding requirement of 91 days during the 181-day period beginning on the date that is 90 days before the date on which the stock becomes ex-dividend with respect to such dividend); (ii) the Fund or the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to substantially similar or related property; or (iii) the shareholder elects to treat such dividend as investment income under section 163(d)(4)(B) of the IRC. Dividends received by the Fund from a REIT or another RIC may be treated as qualified dividend income only to the extent the dividend distributions are attributable to qualified dividend income received by such REIT or other RIC. It is expected that dividends received by the Fund from a REIT and distributed to a shareholder generally will be taxable to the shareholder as ordinary income. Absent further legislation, the maximum 15% rate on qualified dividend income will not apply to dividends received in taxable years beginning after December 31, 2010. Distributions by the Fund of its net short-term capital gains will be taxable as ordinary income. Capital gain distributions consisting of the Fund's net capital gains will be taxable as long-term capital gains.

Corporate Dividends Received Deduction. The Fund does not expect dividends paid to its corporate shareholders to be eligible, in the hands of such shareholders, for the corporate dividends received deduction.

Excess Inclusion Income. Certain types of income received by the Fund from REITs, real estate mortgage investment conduits, taxable mortgage pools or other investments may cause the Fund to designate some or all of its distributions as "excess inclusion income." To Fund shareholders, such excess inclusion income may (i) constitute taxable income, as "unrelated business taxable income" for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (ii) not be offset by otherwise allowable deductions for tax purposes; (iii) not be eligible for reduced U.S. withholding for non- U.S. shareholders even from tax treaty countries; and (iv) cause the Fund to be subject to tax if certain "disqualified organizations" as defined by the IRC are Fund shareholders. If a charitable remainder annuity trust or charitable remainder unitrust (each as defined in IRC section 664) has UBTI for a taxable year, a 100% excise tax on the UBTI is imposed on the trust.

Foreign Investments. Dividends or other income (including, in some cases, capital gains) received by the Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. If, as expected, more than 50% of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporation, the Fund may elect for U.S. income tax purposes to treat foreign income taxes paid by it as paid by its shareholders. If the Fund were to make this election, shareholders of the Fund would be required to take into account an amount equal to their pro rata portions of such foreign taxes in computing their taxable income and then treat an amount equal to those foreign taxes as a U.S. federal income tax deduction or as a foreign tax credit against their U.S. federal income taxes. Shortly after any year for which it makes such an election, the Fund will report to its shareholders the amount per share of such foreign income tax that must be included in each shareholder's gross income and the amount which will be available for the deduction or credit. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Certain limitations will be imposed on the extent to which the credit (but not the deduction) for foreign taxes may be claimed.


Under Section 988 of the IRC, gains or losses attributable to fluctuations in exchange rates between the time the Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. In general, gains (and losses) realized on debt instruments will be treated as Section 988 gain (or loss) to the extent attributable to changes in exchange rates between the U.S. dollar and the currencies in which the instruments are denominated. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss unless the Fund were to elect otherwise.

Passive Foreign Investment Companies. If the Fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" ("PFICs"), it may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.

If the Fund were to invest in a PFIC and elect to treat the PFIC as a "qualified electing fund" under the IRC, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the IRS. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this "phantom" income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

The Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.


Taxation of Non-U.S. Shareholders. Dividends paid by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder's conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional "branch profits tax" imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to back-up withholding at the appropriate rate.


In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of the Fund.

A distribution from the Fund to foreign shareholders who have held more than 5% of the Fund at any time during the one-year period ending on the date of distribution is treated as real property gain subject to 35% withholding tax and treated as income effectively connected to a U.S. trade or business with certain tax filing requirements applicable if such distribution is attributable to a distribution of real property gain received by the Fund from a REIT and if 50% or more of the value of the Fund's assets are invested in REITs and other U.S. real property holding corporations. Restrictions apply regarding wash sales and substitute payment transactions.


Other Taxes. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.


Reporting. If a shareholder recognizes a loss with respect to the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer's treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.


Net Capital Loss Carryforwards. Net capital loss carryforwards may be applied against any net realized capital gains in each succeeding year, or until their respective expiration dates, whichever occurs first.

The foregoing discussion is a summary only and is not intended as a substitute for careful tax planning. Purchasers of shares should consult their own tax advisers as to the tax consequences of investing in such shares, including under state, local and foreign tax laws. Finally, the foregoing discussion is based on applicable provisions of the IRC, regulations, judicial authority and administrative interpretations in effect on the date of this SAI. Changes in applicable authority could materially affect the conclusions discussed above, and such changes often occur.

Financial Statements

Financial statements for the Fund are not available because, as of the date of this SAI, the Fund has no financial information to report.

Miscellaneous Information

Counsel. Willkie Farr & Gallagher LLP, located at 787 Seventh Avenue, New York, NY 10019, is counsel to the Trust.


Independent Registered Public Accounting Firm. PricewaterhouseCoopers LLP, located at Three Embarcadero Center, San Francisco, CA 94111, serves as the Trust's independent registered public accounting firm, audits the Fund's financial statements, and may perform other services.

Shareholder Communications to the Board. The Board has established a process for shareholders to communicate with the Board. Shareholders may contact the Board by mail. Correspondence should be addressed to: iShares Board of Trustees, c/o Barclays Global Investors, N.A. Mutual Fund Administration, 400 Howard Street, San Francisco, CA 94105. Shareholder communications to the Board should include the following information: (i) the name and address of the shareholder; (ii) the number of shares owned by the shareholder; (iii) the Fund(s) of which the shareholder owns share; and (iv) if these shares are owned indirectly through a broker, financial intermediary or other record owner, the name of the broker, financial intermediary or other record owner. All correspondence received as set forth above shall be reviewed by the Secretary of the Trust and reported to the Board.


BGI-F-143-06008
                                 iShares Trust
                       File Nos. 333-92935 and 811-09729
                                    Part C
                               Other Information

Item 23.Exhibits:

                                                                      PEA # 147

Exhibit
Number   Description
-------  ---------------------------------------------------------------------
 (a) Agreement and Declaration of Trust, dated September 13, 2006, is incorporated herein by reference to Post-Effective Amendment No. 53, filed September 19, 2006 ("PEA No. 53").

 (a.1) Restated Certificate of Trust, dated September 13, 2006 is incorporated herein by reference to PEA No. 53.

 (b) Amended and Restated By-Laws, dated December 8, 2006 are incorporated herein by reference to Post-Effective Amendment No. 74, filed March 23, 2007 ("PEA No. 74").

 (c)     Not applicable.

 (d.1) Investment Advisory Agreement between the Trust and Barclays Global Fund Advisors ("BGFA") is incorporated herein by reference to Post-Effective Amendment No. 2, filed May 12, 2000 ("PEA No. 2").

 (d.2) Schedule A to the Investment Advisory Agreement between the Trust and BGFA is incorporated herein by reference to Post-Effective Amendment No. 144, filed June 23, 2008 ("PEA No. 144").

 (e.1) Distribution Agreement between the Trust and SEI Investments Distribution Company ("SEI") is incorporated herein by reference to PEA No. 2.

 (e.2) Exhibit A to the Distribution Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 144.

 (f)     Not applicable.

 (g.1) Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")/1/ is incorporated herein by reference to PEA No. 2.

 (g.2) Amendment, dated December 31, 2002, to the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 45, filed June 28, 2006 ("PEA No. 45").

 (g.3) Amendment, dated May 21, 2002, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.4) Amendment, dated January 1, 2006, to the Custodian Agreement is incorporated herein by reference to PEA No. 45.

 (g.5) Appendix A to the Custodian Agreement is incorporated herein by reference to PEA No. 144.

 (h.1) Securities Lending Agency Agreement, dated April 2, 2007, between the Trust and iShares, Inc. and Barclays Global Investors ("BGI") is incorporated herein by reference to Post-Effective Amendment No. 78, filed April 23, 2007 ("PEA No. 78").

 (h.2) Appendix A to Securities Lending Agency Agreement is incorporated herein by reference to PEA No. 144.

 (h.3) Delegation Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (g.3) to PEA No. 2.

 (h.4) Administration Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.1) to PEA No. 2.

 (h.5) Amendment, dated May 21, 2002, to the Administration Agreement is incorporated herein by reference to Exhibit (h.6) to PEA No. 45.

 (h.6) Amendment, dated January 1, 2006, to the Administration Agreement is incorporated herein by reference to Exhibit (h.7) to PEA No. 45.

 (h.7) Amendment, dated January 1, 2007, to the Administration Agreement is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 75, filed March 26, 2007.

 (h.8) Appendix A to the Administration Agreement is incorporated herein by reference to PEA No. 144.

 (h.9) Transfer Agency and Service Agreement between the Trust and IBT/1/ is incorporated herein by reference to Exhibit (h.2) to PEA No. 2.

 (h.10) Amendment, dated May 21, 2002, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.11) to PEA No. 45.

 (h.11) Amendment, dated August 18, 2004, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.12) to PEA No. 45.

 (h.12) Amendment, dated January 1, 2006, to the Transfer Agency Agreement is incorporated herein by reference to Exhibit (h.13) to PEA No. 45.

 (h.13) Appendix A to the Transfer Agency and Service Agreement is incorporated herein by reference to PEA No. 144.

 (h.14) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares S&P Funds is incorporated herein by reference to Exhibit (h.3.i) to PEA No. 2.

 (h.15) Amendment to Sublicense Agreement between BGI and the Trust for the iShares S&P Funds to be filed by amendment.

 (h.16) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.7) to PEA No. 37.

 (h.17) Exhibit A to the Sublicense Agreement, dated April 1, 2006, between BGI and the Trust for iShares Dow Jones Funds is incorporated herein by reference to Exhibit (h.8) to Post-Effective Amendment No. 43, filed April 17, 2006 ("PEA No. 43").

 (h.18) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Funds to be filed by amendment.

 (h.19) Sublicense Agreement, dated April 25, 2000, between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Exhibit (h.8) to PEA No. 37.

 (h.20) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Russell Funds is incorporated herein by reference to Post-Effective Amendment No. 114, filed November 9, 2007 ("PEA No. 114").

 (h.21) Sublicense Agreement between BGI and the Trust for iShares MSCI EAFE Index Fund is incorporated herein by reference to Exhibit (h.9) to Post-Effective Amendment No. 10, filed June 1, 2001.

 (h.22) Amendment to Sublicense Agreement between BGI and the Trust for the iShares MSCI Funds to be filed by amendment.

 (h.23) Sublicense Agreement between BGI and the Trust for iShares Nasdaq Biotechnology Index Fund is incorporated herein by reference to Exhibit (h.10) to Post-Effective Amendment No. 13, filed July 31, 2001.

 (h.24) Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers 1-3 year Treasury Index Fund, iShares Lehman Brothers 7-10 year Treasury Index Fund, iShares Lehman Brothers 20+ year Treasury Index Fund, iShares Lehman Brothers Treasury Index Fund, iShares Lehman Brothers Government/Credit Index Fund and iShares U.S. Credit Index Fund is incorporated herein by reference to Exhibit (h.12) to PEA No. 16.

 (h.25) Sublicense Agreement between BGI and the Trust for iShares iBoxx $ High Yield Corporate Bond Index Fund and iShares iBoxx $ Investment Grade Corporate Bond Fund is incorporated herein by reference to PEA No. 114.

 (h.26) Sublicense Agreement between BGI and the Trust for iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Exhibit (h.15) to PEA No. 37.

 (h.27) Sublicense Agreement between BGI and the Trust for iShares Dow Jones Transportation Average Index Fund and iShares Dow Jones Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.17) to PEA No. 37.

 (h.28) Sublicense Agreement between BGI and the Trust for iShares NYSE 100 Index Fund and iShares NYSE Composite Index Fund is incorporated herein by reference to Exhibit (h.19) to PEA No. 37.

 (h.29) Sublicense Agreement between BGI and the Trust for iShares FTSE/Xinhua China 25 Index Fund is incorporated herein by reference to Exhibit (h.20) to PEA No. 37.

 (h.30) Sublicense Agreement between BGI and the Trust for iShares Morningstar Funds is incorporated herein by reference to Exhibit (h.21) to PEA No. 37.

 (h.31) Sublicense Agreement between BGI and the Trust for iShares KLD Select Social Index Fund is incorporated herein by reference to Exhibit (h.22) to PEA No. 37.

 (h.32) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares KLD 400 Social Index Fund is incorporated herein by reference to Exhibit (h.31) to PEA No. 114.

 (h.33) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Lehman Brothers Funds is incorporated herein by reference to Exhibit (h.32) to Post-Effective Amendment No. 67, filed January 5, 2007.

 (h.34) Exhibit A to the Sublicense Agreement between BGI and the Trust for iShares Dow Jones EPAC Select Dividend Index Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 93, filed July 30, 2007.

 (h.35) Sublicense Agreement between BGI and the Trust for FTSE/NAREIT Funds is incorporated herein by reference to Exhibit (h.35) to PEA No. 114.

 (h.36) Sublicense Agreement between BGI and the Trust for iShares JPMorgan USD Emerging Markets Bond Fund is incorporated herein by reference to Exhibit (h.38) to Post-Effective Amendment No. 101, filed September 27, 2007

 (h.37) Sublicense Agreement between BGI and the Trust for iShares FTSE China (HK Listed) Index Fund to be filed by amendment.

 (i) Legal Opinion and Consent of Richards, Layton & Finger P.A. is incorporated herein by reference to Post-Effective Amendment No. 133, filed April 2, 2008.

 (j)     Consent of PricewaterhouseCoopers, LLP to be filed by amendment.

 (k)     Not applicable.

 (l.1) Subscription Agreement between the Trust and SEI is incorporated herein by reference to PEA No. 2.

 (l.2) Letter of Representations between the Trust and Depository Trust Company is incorporated herein by reference to PEA No. 2.

 (l.3) Amendment of Letter of Representations between the Trust and Depository Trust Company for iShares S&P Global 100 Index Fund and iShares Cohen & Steers Realty Majors Index Fund is incorporated herein by reference to Post-Effective Amendment No. 11, filed July 2, 2001.

 (m)     Not applicable.

 (n)     Not applicable.

 (o)     Not applicable.

 (p.1) iShares Trust Code of Ethics is incorporated herein by reference to Post-Effective Amendment No. 41, filed November 23, 2005.

 (p.2)   BGI Code of Ethics is incorporated herein by reference to PEA No. 39.

 (p.3)   Code of Ethics for SEI is incorporated herein by reference to PEA No.
         45.

 (q.1) Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, John E. Kerrigan, Charles A. Hurty, and Robert H. Silver are incorporated herein by reference to PEA No. 102, filed October 1, 2007 ("PEA No. 102").

 (q.2) Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to PEA No. 144.

Item 24.Persons Controlled By or Under Common Control with Registrant:

                                                                  Percentage of
                                                                    Ownership
                                                                  -------------
iShares Dow Jones EPAC Select Dividend Index Fund
Merrill Lynch Safekeeping........................................     30.86%

iShares Dow Jones U.S. Insurance Index Fund
Citigroup Global Markets, Inc....................................     27.96%

iShares FTSE NAREIT Mortgage REITs Index Fund
Citigroup Global Markets, Inc....................................     29.24%

iShares FTSE NAREIT Real Estate 50 Index Fund
Goldman, Sachs Execution & Clearing, L.P.........................     52.73%

iShares FTSE NAREIT Retail Index Fund
Timber Hill, LLC.................................................     62.85%

iShares Lehman 1-3 Year Treasury Bond Fund
Deutsche Bank Securities Inc./Cedear.............................     34.79%

iShares Lehman 10-20 Year Treasury Bond Fund
First Clearing, LLC..............................................     29.24%

iShares Lehman Intermediate Credit Bond Fund
First Clearing, LLC..............................................     27.54%

iShares Lehman MBS Bond Fund
First Clearing, LLC..............................................     46.21%

iShares Morningstar Mid Growth Index Fund
First Clearing, LLC..............................................     45.00%

iShares NYSE 100 Index Fund
First Clearing, LLC..............................................     29.95%

iShares Russell 1000 Index Fund
Charles Schwab & Co., Inc........................................     26.18%

iShares Russell Microcap/TM/ Index Fund
Charles Schwab & Co., Inc........................................     27.33%

iShares S&P Global 100 Index Fund
Mellon Trust of New England, National Association................     25.89%

iShares S&P Global Consumer Staples Sector Index Fund
Brown Brothers Harriman & Co.....................................     28.24%

iShares S&P Global Utilities Sector Index Fund
Brown Brothers Harriman & Co.....................................     30.17%

Item 25.Indemnification:

The Trust (also referred to in this section as the "Fund") is organized as a Delaware statutory trust and is operated pursuant to an Agreement and Declaration of Trust, (the "Declaration of Trust"), that permits the Trust to indemnify its trustees and officers under certain circumstances. Such indemnification, however, is subject to the limitations imposed by the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940 (the "1940 Act"). The Declaration of Trust provides that officers and trustees of the Trust shall be indemnified by the Trust against liabilities and expenses incurred or paid in connection with any claim, action, suit, or proceedings against them by reason of the fact that they each serve as an officer or trustee of the Trust or as an officer or trustee of another entity at the request of the entity. This indemnification is subject to the following conditions:

(a) no trustee or officer of the Trust is indemnified against any liability to the Trust or its security holders that was the result of any willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office; and

(b) officers and trustees of the Trust are indemnified only for actions taken in good faith that the officers and trustees believed were in or not opposed to the best interests of the Trust.

The Declaration of Trust provides that if indemnification is not ordered by a court, indemnification may be authorized upon determination by shareholders, or by a majority vote of a quorum of the trustees who were not parties to the proceedings or, if this quorum is not obtainable, if directed by a quorum of disinterested trustees, or by independent legal counsel in a written opinion, that the persons to be indemnified have met the applicable standard.

The Administration Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Administration Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Administration Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Custodian Agreement provides that IBT/1/ shall indemnify and hold the Fund, its Board of Trustees, officers and employees and its agents harmless from and against any and all Claims to the extent any such Claim arises out of the negligent acts or omissions, bad faith, willful misconduct or material breach of the Custodian Agreement by IBT/1/, its officers, directors or employees or any of its agents or subcustodians in connection with the activities undertaken pursuant to the Custodian Agreement, provided that IBT's/1/ indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to IBT/1/.

The Distribution Agreement provides that SEI agrees to indemnify, defend and hold the Fund, its several officers and Board members, and any person who controls the Fund within the meaning of Section 15 of the 1933 Act, free and harmless from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Fund, its officers or Board members, or any such controlling person, may incur under the 1933 Act, the 1940 Act, or under common law or otherwise, but only to the extent that such liability or expense incurred by the Fund, its officers or Board members, or such controlling person resulting from such claims or demands, (a) shall arise out of or be based upon any information, statements or representations made or provided SEI in any sales literature or advertisements, or any Disqualifying Conduct by SEI in connection with the offering and sale of any Shares, (b) shall arise out of or be based upon any untrue, or alleged untrue, statement of a material fact contained in information furnished in writing by SEI to the Fund specifically for use in the Fund's registration statement and used in the answers to any of the items of the registration statement or in the corresponding statements made in the prospectus or statement of additional information, or shall arise out of or be based upon any omission, or alleged omission, to state a material fact in connection with such information furnished in writing by SEI to the Fund and required to be stated in such answers or necessary to make such information not misleading,
(c) arising out of SEI's breach of any obligation, representation or warranty pursuant to this Agreement, or (d) SEI's failure to comply in any material respect with applicable securities laws.

The Authorized Participant Agreement provides that the Participant agrees to indemnify and hold harmless the Fund and its respective subsidiaries, affiliates, directors, officers, employees and agents, and each person, if any, who controls such persons within the meaning of Section 15 of the 1933 Act (each an "Indemnified Party") from and against any loss, liability, cost and expense (including attorneys' fees) incurred by such Indemnified Party as a result of (i) any breach by the Participant of any provision of the Authorized Participant Agreement that relates to the Participant; (ii) any failure on the part of the Participant to perform any of its obligations set forth in the Authorized Participant Agreement; (iii) any failure by the Participant to comply with applicable laws, including rules and regulations of self-regulatory organizations; or (iv) actions of such Indemnified Party in reliance upon any instructions issued in accordance with Annex II, III or IV (as each may be amended from time to time) of the Authorized Participant Agreement reasonably believed by the distributor and/or the transfer agent to be genuine and to have been given by the Participant.

The Securities Lending Agency Agreement provides that BGI shall indemnify and hold harmless each client, Lender, its Board of Trustees and its agents and BGFA from any and all loss, liability, costs, damages, actions, and claims ("Loss") to the extent that any such Loss arises out of the material breach of this Agreement by or negligent acts or omissions or willful misconduct of BGI, its officers, directors or employees or any of its agents or subcustodians in connection with the securities lending activities undertaken pursuant to this Agreement, provided that BGI's indemnification obligation with respect to the acts or omissions of its subcustodians shall not exceed the indemnification provided by the applicable subcustodian to BGI.

Insofar as indemnification for liabilities arising under the 1940 Act may be permitted to directors, officers and controlling persons of the Trust pursuant to foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for Fund expenses incurred or paid by a director, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding is asserted by such director, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

Item 26.(a) Business and Other Connections of the Investment Adviser:

The Trust is advised by BGFA, a wholly-owned subsidiary of BGI, 400 Howard Street, San Francisco, CA 94105. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business. Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

Name and Position  Principal Business(es) During the Last Two Fiscal Years
-----------------  -----------------------------------------------------------
 Blake Grossman    Director and Chairman of the Board of Directors of BGFA and
 Chairman          Chief Executive Officer and Director of BGI, 400 Howard
                   Street, San Francisco, CA 94105

 Chris McCrum      Chief Financial Officer of BGFA and Chief Financial Officer
 Officer           and Cashier of BGI, 400 Howard Street, San Francisco, CA
                   94105

 Rohit Bhagat      Director and Chief Operating Officer of BGFA and BGI, 400
 Director          Howard Street, San Francisco, CA 94105

Item 27.Principal Underwriters:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

Registrant's distributor, SEI Investments Distribution Co. ("SEI") acts as distributor for:

SEI Daily Income Trust                                      July 15, 1982
SEI Liquid Asset Trust                                      November 29, 1982
SEI Tax Exempt Trust                                        December 3, 1982
SEI Index Funds                                             July 10, 1985
SEI Institutional Managed Trust                             January 22, 1987
SEI Institutional International Trust                       August 30, 1988
The Advisors' Inner Circle Fund                             November 14, 1991
The Advisors' Inner Circle Fund II                          January 28, 1993
Bishop Street Funds                                         January 27, 1995
SEI Asset Allocation Trust                                  April 1, 1996
SEI Institutional Investments Trust                         June 14, 1996
Oak Associates Funds                                        February 27, 1998
CNI Charter Funds                                           April 1, 1999
iShares, Inc.                                               January 28, 2000
Optique Funds, Inc.                                         November 1, 2000
Causeway Capital Management Trust                           September 20, 2001
Barclays Global Investors Funds                             March 31, 2003
SEI Opportunity Fund, LP                                    October 1, 2003
The Arbitrage Funds                                         May 17, 2005
The Turner Funds                                            January 1, 2006
ProShares Trust                                             November 14, 2005
Community Reinvestment Act Qualified Investment Fund        January 8, 2007
Accessor Funds, Inc.                                        March 1, 2007
SEI Alpha Strategy Portfolios, LP                           June 29, 2007
TD Asset Management USA Funds                               July 25, 2007
SEI Structured Credit Fund, LP                              July 31, 2007

SEI provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 20 of Part B. Unless otherwise noted, the business address of each director or officer is One Freedom Valley Drive, Oaks, PA 19456.

                             Position and Office          Positions and Offices
 Name                         with Underwriter               with Registrant
 ----                ------------------------------------ ---------------------
 William M. Doran    Director                                      --
 Edward D. Loughlin  Director                                      --
 Wayne M. Withrow    Director                                      --
 Kevin Barr          President & Chief Executive Officer           --
 Maxine Chou         Chief Financial Officer & Treasurer           --
 Thomas Rodman       Chief Operations Officer                      --
 John Munch          General Counsel & Secretary                   --
 Karen LaTourette    Chief Compliance Officer,
                     Anti-Money Laundering
                     Officer & Assistant Secretary                 --
 Mark J. Held        Senior Vice President                         --
 Lori L. White       Vice President & Assistant Secretary          --
 Robert Silvestri    Vice President                                --
 John Coary          Vice President & Assistant Secretary          --
 Michael Farrell     Vice President                                --
 Robert McCarthy     Vice President                                --
 John Cronin         Vice President                                --

(c) Not applicable.

Item 28.Location of Accounts and Records:

(a) The Trust maintains accounts, books and other documents required by
Section 31(a) of the 1940 Act and the rules there under (collectively, the "Records") at the offices of State Street Bank and Trust Company ("State Street"), 200 Clarendon Street, Boston, MA 02116.

(b) BGFA maintains all Records relating to its services as investment adviser at 400 Howard Street, San Francisco, CA, 94105.

(c) SEI maintains all Records relating to its services as distributor at One Freedom Valley Drive, Oaks, PA 19456.

(d) State Street maintains all Records relating to its services as transfer agent, fund accountant and custodian at 200 Clarendon Street, Boston, MA 02116.

Item 29.Management Services:

Not applicable.

Item 30.Undertakings:

Not applicable.
--------
/1/ On July 2, 2007, State Street Corporation acquired Investors Financial Services Corporation, the parent company of IBT which provides administrative, custodial and transfer agency services for the Funds.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 147 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 23/rd/ day of June, 2008.

                                           By:
                                                  ------------------------------
                                                  Michael A. Latham*
                                                  President
                                           Date:  June 23, 2008

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 147 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

                                           By:
                                                  ------------------------------
                                                  Lee T. Kranefuss*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  John E. Martinez*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  George G. C. Parker*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  Cecilia H. Herbert*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  Charles A. Hurty*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  John E. Kerrigan*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  Robert H. Silver*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  Darrell Duffie*
                                                  Trustee
                                           Date:  June 23, 2008

                                                  ------------------------------
                                                  Michael A. Latham*
                                                  President
                                           Date:  June 23, 2008

                                                  /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  Geoffrey D. Flynn
                                                  Treasurer
                                           Date:  June 23, 2008

                                                  /s/ Geoffrey D. Flynn
                                                  ------------------------------
                                                  *By: Geoffrey D. Flynn
                                                  Attorney-in-fact
                                           Date:  June 23, 2008
--------
*  Powers of Attorney, each dated September 18, 2007, for Michael A. Latham,
   Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated herein by reference to PEA No. 102. Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to PEA No. 144.